UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.98%
Actual		$ 1,000.00	$ 976.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class T	.98%
Actual		$ 1,000.00	$ 976.90	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class B	1.70%
Actual		$ 1,000.00	$ 973.50	$ 8.32
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class C	1.74%
Actual		$ 1,000.00	$ 972.40	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Institutional Class	.75%
Actual		$ 1,000.00	$ 977.50	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.7	19.5
Fannie Mae	2.8	3.3
German Federal Republic	2.6	2.3
Freddie Mac	2.3	2.5
Japan Government	2.3	2.2
	28.7
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	7.8	9.7
Consumer Discretionary	7.0	6.6
Energy	6.7	5.9
Telecommunication Services	4.8	4.1
Industrials	4.7	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations† 28.8%	U.S. Government and U.S. Government Agency Obligations† 30.7%
AAA,AA,A 11.3%	AAA,AA,A 11.3%
BBB 9.9%	BBB 9.3%
BB 14.6%	BB 13.9%
B 22.2%	B 20.5%
CCC,CC,C 5.6%	CCC,CC,C 7.5%
D 0.0%	D 0.0%
Not Rated 2.8%	Not Rated 2.5%
Equities 1.0%	Equities 0.9%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 3.4%

† Includes NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2013 *	As of December 31, 2012 **
Preferred Securities 0.6%	Preferred Securities 0.3%
Corporate Bonds 41.3%	Corporate Bonds 38.0%
U.S. Government and U.S. Government Agency Obligations† 28.8%	U.S. Government and U.S. Government Agency Obligations† 30.7%
Foreign Government & Government Agency Obligations 22.0%	Foreign Government & Government Agency Obligations 21.5%
Floating Rate Loans 2.2%	Floating Rate Loans 5.1%
Stocks 1.0%	Stocks 0.9%
Other Investments 0.3%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.8%	Short-Term Investments and Net Other Assets (Liabilities) 3.4%

* Foreign investments	35.3%	** Foreign investments	34.2%
* Futures and swaps	0.7%	** Futures and swaps	(0.4)%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 41.3%
		Principal Amount (000s)(e)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 19,559
Nonconvertible Bonds - 41.1%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.5%
Affinia Group, Inc. 7.75% 5/1/21 (h)		1,015	1,023
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,862
Dana Holding Corp.:
6.5% 2/15/19		3,770	3,977
6.75% 2/15/21		1,400	1,484
Delphi Corp.:
5% 2/15/23		9,005	9,253
5.875% 5/15/19		5,365	5,700
6.125% 5/15/21		5,255	5,728
Exide Technologies 8.625% 2/1/18		2,135	1,281
International Automotive Components Group SA 9.125% 6/1/18 (h)		5,245	5,245
Lear Corp. 4.75% 1/15/23 (h)		6,305	5,990
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		2,855	2,812
Stoneridge, Inc. 9.5% 10/15/17 (h)		2,330	2,493
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,639
7.75% 8/15/18		1,545	1,653
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)		584	619
			55,759
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		2,365	2,831
General Motors Corp.:
6.75% 5/1/28 (d)		10,670	0
7.125% 7/15/13 (d)		1,605	0
7.2% 1/15/11 (d)		4,015	0
7.4% 9/1/25 (d)		500	0
7.7% 4/15/16 (d)		7,804	0
8.25% 7/15/23 (d)		4,845	0
8.375% 7/15/33 (d)		7,015	0
			2,831
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)		$ 1,500	$ 1,470
LKQ Corp. 4.75% 5/15/23 (h)		1,090	1,041
			2,511
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (h)		18,715	20,025
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	16,080	7,224
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,695	4,425
Chester Downs & Marina LLC 9.25% 2/1/20 (h)		1,520	1,459
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,526
FelCor Lodging LP 5.625% 3/1/23		4,185	4,070
Graton Economic Development Authority 9.625% 9/1/19 (h)		10,505	11,556
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,714
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)		4,990	5,140
MCE Finance Ltd. 5% 2/15/21 (h)		9,965	9,267
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(m)		2,333	2,193
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,402
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)		2,471	2,644
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		1,135	1,169
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)		4,360	4,251
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	717
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)		1,540	1,525
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)		7,515	7,252
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)		646	198
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (h)		7,305	6,721
5.375% 3/15/22		14,400	14,688
7.75% 8/15/20		22,030	24,453
			118,594
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		$ 3,165	$ 3,102
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		2,595	2,627
D.R. Horton, Inc. 4.375% 9/15/22		5,395	5,125
Jarden Corp. 6.125% 11/15/22		3,220	3,365
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		6,915	7,468
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	24,768
6.875% 2/15/21		6,200	6,510
7.125% 4/15/19		4,910	5,186
8.25% 2/15/21		6,920	6,851
8.5% 5/15/18 (f)		445	458
9.875% 8/15/19		4,100	4,387
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,571
8.375% 1/15/21		4,340	4,948
Tempur-Pedic International, Inc. 6.875% 12/15/20 (h)		2,010	2,121
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,495	1,390
5.875% 2/15/22		5,175	5,395
			86,272
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (h)		4,010	3,970
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,607
Media - 2.8%
AMC Networks, Inc. 4.75% 12/15/22		3,080	2,972
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,575	6,131
5.25% 3/15/21 (h)		4,975	4,900
5.25% 9/30/22		7,240	6,878
5.75% 9/1/23 (h)		3,940	3,802
6.5% 4/30/21		10,200	10,634
6.625% 1/31/22		8,220	8,610
7.375% 6/1/20		5,685	6,154
8.125% 4/30/20		6,955	7,598
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		$ 6,305	$ 6,415
Checkout Holding Corp. 0% 11/15/15 (h)		3,225	2,516
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (h)		4,875	4,680
5.125% 12/15/22		1,470	1,419
Clear Channel Communications, Inc.:
5.5% 9/15/14		485	473
9% 12/15/19 (h)		2,177	2,112
14% 2/1/21 pay-in-kind (h)		5,070	4,335
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (h)		7,985	8,185
6.5% 11/15/22 (h)		21,590	22,238
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	5,975	7,422
DISH DBS Corp.:
5% 3/15/23		21,765	20,894
5.125% 5/1/20 (h)		485	475
5.875% 7/15/22		37,945	38,609
6.75% 6/1/21		16,335	17,315
EchoStar Communications Corp. 7.125% 2/1/16		18,425	19,945
Liberty Media Corp. 8.5% 7/15/29		6,535	7,156
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		14,840	15,174
MDC Partners, Inc. 6.75% 4/1/20 (h)		3,930	3,930
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,469
Regal Entertainment Group:
5.75% 6/15/23		9,410	9,245
5.75% 2/1/25		1,425	1,389
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,956
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,742
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)		3,670	3,450
4.625% 5/15/23 (h)		2,450	2,266
5.25% 8/15/22 (h)		4,765	4,622
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,240
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,140	6,462
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)		$ 5,540	$ 5,312
WMG Acquisition Corp. 11.5% 10/1/18		15,140	17,373
			310,498
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,601
CST Brands, Inc. 5% 5/1/23 (h)		1,320	1,284
Limited Brands, Inc. 5.625% 2/15/22		6,880	6,949
Office Depot, Inc. 9.75% 3/15/19 (h)		3,730	4,509
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)		5,250	5,329
Sally Holdings LLC 6.875% 11/15/19		3,305	3,536
Sonic Automotive, Inc. 5% 5/15/23 (h)		800	776
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)		2,770	2,978
			26,962
Textiles, Apparel & Luxury Goods - 0.3%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(m)		5,495	5,632
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,865
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,145
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,638
PVH Corp. 4.5% 12/15/22		10,925	10,488
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (h)		1,475	1,446
			37,214
TOTAL CONSUMER DISCRETIONARY			666,243
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)		8,755	9,368
ESAL GmbH 6.25% 2/5/23 (h)		10,175	9,290
Grifols, Inc. 8.25% 2/1/18		4,920	5,264
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		9,880	9,435
Rite Aid Corp.:
6.75% 6/15/21 (h)(j)		9,730	9,560
8% 8/15/20		4,380	4,851
9.25% 3/15/20		8,445	9,311
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
10.25% 10/15/19		$ 1,835	$ 2,064
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)		1,465	1,549
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (h)		610	598
Tops Markets LLC 8.875% 12/15/17 (h)		2,820	3,046
			64,336
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (h)		2,155	2,271
B&G Foods, Inc. 4.625% 6/1/21		5,220	4,920
Dean Foods Co. 9.75% 12/15/18		5,075	5,722
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (h)		9,075	9,710
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		6,860	6,860
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (h)		3,315	3,472
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		1,680	1,537
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (h)(m)		425	438
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,064
Post Holdings, Inc. 7.375% 2/15/22		1,055	1,129
Smithfield Foods, Inc. 6.625% 8/15/22		4,710	5,063
			43,186
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)		1,415	1,472
6.625% 11/15/22 (h)		1,675	1,750
			3,222
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,693
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		1,235	1,161
NBTY, Inc. 9% 10/1/18		5,005	5,430
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Prestige Brands, Inc. 8.125% 2/1/20		$ 770	$ 841
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)		13,928	13,580
			22,705
TOTAL CONSUMER STAPLES			133,449
ENERGY - 6.5%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,165
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	3,595
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (h)		5,735	5,678
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)		3,410	3,401
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,699
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		2,298	2,355
Offshore Group Investment Ltd. 7.125% 4/1/23 (h)		6,185	6,046
Oil States International, Inc.:
5.125% 1/15/23 (h)		3,665	3,839
6.5% 6/1/19		3,855	3,990
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		9,695	10,083
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,657
Precision Drilling Corp. 6.5% 12/15/21		940	952
Pride International, Inc. 6.875% 8/15/20		3,150	3,738
Summit Midstream Holdings LLC 7.5% 7/1/21 (h)		2,035	2,066
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,615	1,696
Vier Gas Transport GmbH:
2% 6/12/20 (Reg. S)	EUR	2,200	2,828
2.875% 6/12/25 (Reg. S)	EUR	2,700	3,419
			62,207
Oil, Gas & Consumable Fuels - 6.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		7,005	6,497
Afren PLC 11.5% 2/1/16 (h)		3,175	3,493
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (h)		3,615	3,651
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (h)		3,175	2,858
6.625% 10/1/20 (h)		1,210	1,213
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,342
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		$ 3,750	$ 4,012
9.625% 8/1/20 (h)		4,800	5,184
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,523
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,043
Concho Resources, Inc.:
5.5% 4/1/23		13,120	12,923
6.5% 1/15/22		6,135	6,411
7% 1/15/21		2,855	3,069
Continental Resources, Inc.:
4.5% 4/15/23 (h)		7,475	7,251
5% 9/15/22		24,090	24,331
7.125% 4/1/21		2,540	2,769
8.25% 10/1/19		885	974
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		2,235	2,302
7.75% 4/1/19 (h)		4,590	4,751
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,215
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (h)		7,290	7,162
Denbury Resources, Inc. 8.25% 2/15/20		3,877	4,187
DTEK Finance BV 9.5% 4/28/15 (h)		521	528
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,228
Energy Partners Ltd. 8.25% 2/15/18		11,490	11,835
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,154
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	13,977
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,480
Forest Oil Corp. 7.5% 9/15/20 (h)		6,705	6,370
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (h)		2,400	2,376
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		2,740	2,726
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,433
GPN Capital SA 2.933% 4/26/18 (Reg. S)	EUR	4,350	5,404
Halcon Resources Corp. 8.875% 5/15/21		4,140	4,005
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)		3,765	3,878
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		$ 4,875	$ 4,778
Indo Energy Finance II BV 6.375% 1/24/23 (h)		2,525	2,209
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (h)		6,670	6,437
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	4,615	6,088
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		2,675	2,459
5.75% 4/30/43 (h)		3,905	3,448
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		3,510	3,791
7% 5/5/20 (h)		4,100	4,633
9.125% 7/2/18 (h)		4,825	5,766
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (h)		2,030	1,969
Laredo Pete, Inc. 7.375% 5/1/22		5,910	6,132
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)		1,660	1,581
7.75% 2/1/21		7,820	7,840
8.625% 4/15/20		8,900	9,345
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,290
6.25% 6/15/22		6,243	6,399
6.75% 11/1/20		1,880	1,979
Naftogaz of Ukraine NJSC 9.5% 9/30/14		6,550	6,501
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,044
6.875% 2/1/20		12,875	13,261
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (h)		2,245	2,267
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		7,324	7,763
Pan American Energy LLC 7.875% 5/7/21 (h)		6,125	5,895
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,885
Pemex Project Funding Master Trust:
6.625% 6/15/35		12,095	12,821
6.625% 6/15/38		465	487
8.625% 12/1/23		500	625
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 6.5% 5/15/21 (h)		$ 4,155	$ 3,999
Petrobras Global Finance BV 2.4141% 1/15/19 (m)		3,485	3,394
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,255
6.875% 1/20/40		4,400	4,383
8.375% 12/10/18		4,735	5,603
Petroleos de Venezuela SA:
4.9% 10/28/14		17,475	16,339
5.375% 4/12/27		5,720	3,432
5.5% 4/12/37		2,650	1,530
8% 11/17/13		9,365	9,365
8.5% 11/2/17 (h)		50,405	45,869
9% 11/17/21 (Reg. S)		7,325	6,153
9.75% 5/17/35 (h)		11,030	8,714
12.75% 2/17/22 (h)		17,105	17,233
Petroleos Mexicanos:
3.5% 1/30/23 (h)		4,295	3,962
4.875% 1/24/22		3,930	3,989
5.5% 1/21/21		4,960	5,315
5.5% 6/27/44		5,525	4,986
5.5% 6/27/44 (h)		1,915	1,726
6% 3/5/20		2,990	3,304
6.5% 6/2/41		8,205	8,472
6.625% (h)(i)		16,230	16,514
8% 5/3/19		2,695	3,288
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,174
PT Adaro Indonesia 7.625% 10/22/19 (h)		7,144	7,501
PT Pertamina Persero:
4.3% 5/20/23 (h)		600	552
4.875% 5/3/22 (h)		5,190	4,969
5.25% 5/23/21 (h)		3,385	3,351
5.625% 5/20/43 (h)		480	410
6% 5/3/42 (h)		4,240	3,964
6.5% 5/27/41 (h)		5,130	4,950
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,776
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,151
Range Resources Corp.:
5% 8/15/22		6,060	5,878
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.: - continued
5% 3/15/23		$ 9,130	$ 8,902
5.75% 6/1/21		2,030	2,081
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,783
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,452
9.5% 4/15/18		3,565	3,850
Sabine Pass Liquefaction LLC 5.625% 4/15/23 (h)		7,375	6,969
SemGroup Corp. 7.5% 6/15/21 (h)		4,100	4,162
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,568
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (h)		1,300	1,248
6.375% 8/1/22		1,995	2,090
6.875% 2/1/21		2,785	2,952
11.25% 7/15/17		4,265	4,489
Teekay Corp. 8.5% 1/15/20		3,695	4,009
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	668
7.625% 4/1/37		1,035	1,360
8.375% 6/15/32		1,155	1,545
Tesoro Corp.:
4.25% 10/1/17		2,970	3,044
5.375% 10/1/22		3,340	3,382
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (h)		1,010	1,000
Venoco, Inc. 8.875% 2/15/19		3,090	3,013
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,049
Western Refining, Inc. 6.25% 4/1/21 (h)		6,375	6,232
WPX Energy, Inc. 6% 1/15/22		7,035	7,088
Zhaikmunai International BV 7.125% 11/13/19 (h)		5,430	5,430
			669,115
TOTAL ENERGY			731,322
FINANCIALS - 6.5%
Capital Markets - 0.0%
Penson Worldwide, Inc. 12.5% 5/15/17 (d)(h)		3,580	859
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.6%
Access Finance BV 7.25% 7/25/17 (h)		$ 3,600	$ 3,546
Akbank T.A.S. 7.5% 2/5/18 (h)	TRY	5,015	2,379
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,580	4,809
BNP Paribas SA 2.5% 8/23/19	EUR	1,950	2,572
CBOM Finance PLC 8.25% 8/5/14		2,440	2,523
CIT Group, Inc.:
5% 8/15/22		8,305	8,243
5.25% 3/15/18		8,005	8,225
5.375% 5/15/20		10,385	10,632
5.5% 2/15/19 (h)		35,510	36,664
Credit Commercial de France 1.875% 1/16/20	EUR	9,500	12,158
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		1,745	1,536
Development Bank of Philippines 8.375% (i)(m)		6,540	6,998
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	145,600	2,399
Finansbank A/S:
5.15% 11/1/17 (h)		9,055	8,783
5.5% 5/11/16 (Reg. S)		2,190	2,168
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		6,095	6,339
HSBC SFH France SA 2% 10/16/23	EUR	5,200	6,553
HSBK (Europe) BV 7.25% 5/3/17 (h)		3,970	4,089
JSC Kazkommertsbank BV 8% 11/3/15 (h)		3,060	3,014
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		950	888
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		3,325	3,325
Magyar Export-Import Bank 5.5% 2/12/18 (h)		2,860	2,824
RSHB Capital SA 6% 6/3/21 (h)(m)		2,155	2,136
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		3,550	3,000
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		10,285	11,211
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		4,350	4,475
6.8% 11/22/25 (h)		4,640	4,959
6.902% 7/9/20 (h)		7,355	8,072
			174,520
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 2.6%
Ally Financial, Inc.:
5.5% 2/15/17		$ 7,530	$ 7,869
7.5% 9/15/20		47,655	54,922
8% 3/15/20		39,660	46,055
Ford Motor Credit Co. LLC:
4.25% 9/20/22		5,147	5,056
5.75% 2/1/21		2,370	2,567
5.875% 8/2/21		17,745	19,346
General Motors Acceptance Corp. 8% 11/1/31		27,890	33,329
GMAC LLC 8% 11/1/31		64,378	77,575
SLM Corp.:
5.5% 1/25/23		19,170	18,073
6% 1/25/17		9,240	9,517
7.25% 1/25/22		8,430	8,788
8% 3/25/20		7,185	7,742
			290,839
Diversified Financial Services - 1.5%
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	6,037
Barry Callebaut Services NV 5.5% 6/15/23 (h)		5,915	5,811
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,200	6,966
Canada Housing Trust No. 1 2.35% 9/15/23 (h)	CAD	20,350	18,338
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,590	1,725
Citigroup, Inc. 5.9% (i)(m)		13,975	13,835
FMS Wertmanagement AoeR 3% 9/8/21	EUR	11,500	16,339
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)		2,880	2,801
4.25% 5/15/23 (h)		2,520	2,347
6.75% 6/1/18		6,140	6,677
GTB Finance BV 7.5% 5/19/16 (h)		4,175	4,342
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		4,195	4,447
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		6,865	7,088
8% 1/15/18		9,727	10,213
Indo Energy Finance BV 7% 5/7/18 (h)		6,210	6,086
Landry's Acquisition Co. 9.375% 5/1/20 (h)		905	953
Magnesita Finance Ltd. 8.625% (h)(i)		2,595	2,569
TMK Capital SA 7.75% 1/27/18		7,425	7,388
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		$ 5,625	$ 6,173
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		3,160	3,223
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,900	7,229
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)		25,860	26,054
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		6,320	6,630
			173,271
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (h)		2,460	2,614
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20 (h)		4,935	4,812
4.625% 5/1/23 (h)		4,935	4,836
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	8,432
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	14,295
7.5% 2/15/20		4,860	5,200
The Geo Group, Inc.:
5.125% 4/1/23 (h)		1,910	1,834
7.75% 10/15/17		2,845	2,973
			42,382
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc.:
5% 3/15/23		7,430	7,021
6.625% 10/15/20		5,565	5,871
Realogy Corp.:
7.625% 1/15/20 (h)		6,330	6,868
7.875% 2/15/19 (h)		5,680	5,992
9% 1/15/20 (h)		3,740	4,170
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		7,370	7,002
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Taylor Morrison Communities, Inc./Monarch Communities, Inc.: - continued
7.75% 4/15/20 (h)		$ 2,754	$ 2,967
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,488	3,951
			43,842
TOTAL FINANCIALS			728,327
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		2,270	2,463
Health Care Providers & Services - 3.4%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	4,943
7.125% 7/15/20		16,025	16,586
8% 11/15/19		14,495	15,401
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,910
DaVita, Inc.:
5.75% 8/15/22		9,960	9,935
6.375% 11/1/18		12,740	13,298
6.625% 11/1/20		10,185	10,771
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (h)		15,215	15,748
5.875% 1/31/22 (h)		16,815	17,572
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	5,796
HCA Holdings, Inc.:
6.25% 2/15/21		5,850	5,952
7.75% 5/15/21		38,425	41,211
HCA, Inc.:
4.75% 5/1/23		6,115	5,855
5.875% 3/15/22		19,190	19,694
5.875% 5/1/23		20,650	20,598
6.5% 2/15/20		9,920	10,676
7.25% 9/15/20		38,835	41,651
7.5% 2/15/22		12,110	13,336
8% 10/1/18		1,365	1,568
Health Management Associates, Inc. 7.375% 1/15/20		2,985	3,254
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.:
5.75% 11/1/24		$ 3,000	$ 2,918
8.125% 2/15/20		7,395	7,987
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,035	4,073
InVentiv Health, Inc. 11% 8/15/18 (h)		905	769
ResCare, Inc. 10.75% 1/15/19		2,735	3,063
Rotech Healthcare, Inc. 10.5% 3/15/18 (d)		2,475	1,262
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	2,990
8.125% 11/1/18		2,980	3,196
Tenet Healthcare Corp.:
4.375% 10/1/21 (h)		9,740	8,985
4.5% 4/1/21 (h)		4,300	3,988
4.75% 6/1/20		3,960	3,816
6.25% 11/1/18		38,116	40,117
6.75% 2/1/20		4,290	4,161
6.875% 11/15/31		11,540	9,924
8% 8/1/20		7,245	7,490
UHS Escrow Corp. 7% 10/1/18		1,020	1,066
			381,560
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)		4,860	5,310
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (h)		4,285	4,714
			10,024
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)		3,970	4,367
Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)		9,090	9,101
6.875% 12/1/18 (h)		8,900	9,123
VPI Escrow Corp. 6.375% 10/15/20 (h)		18,005	17,780
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
VPII Escrow Corp.:
6.75% 8/15/18 (h)(j)		$ 14,250	$ 14,624
7.5% 7/15/21 (h)(j)		7,215	7,495
			58,123
TOTAL HEALTH CARE			456,537
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	468
12% 11/1/14 pay-in-kind		1,521	1,535
Bombardier, Inc. 6.125% 1/15/23 (h)		4,810	4,786
GenCorp, Inc. 7.125% 3/15/21 (h)		1,340	1,387
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		15,595	16,667
7.125% 3/15/21		1,675	1,801
Triumph Group, Inc. 4.875% 4/1/21 (h)		4,990	4,965
			31,609
Airlines - 0.7%
Air Canada:
4.125% 5/15/25 (h)		2,630	2,623
5.375% 11/15/22 (h)		1,725	1,721
9.25% 8/1/15 (h)		7,170	7,511
Aviation Capital Group Corp. 4.625% 1/31/18 (h)		3,555	3,499
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		766	812
6.125% 4/29/18 (h)		1,720	1,737
7.25% 11/10/19		4,312	5,045
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,835	9,988
8.021% 8/10/22		3,184	3,478
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26		3,050	2,875
Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,300
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,960	2,146
8.028% 11/1/17		532	561
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways Group, Inc. 6.125% 6/1/18		$ 7,310	$ 6,890
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,712	5,324
Series 2012-2:
Class A, 4.625% 12/3/26		2,400	2,352
Class B, 6.75% 12/3/22		1,875	1,950
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27		5,585	5,376
Class B, 5.375% 5/15/23		2,310	2,270
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,049	6,911
United Continental Holdings, Inc. 6.375% 6/1/18		960	943
			76,312
Building Products - 0.1%
Gibraltar Industries, Inc. 6.25% 2/1/21 (h)		770	778
HD Supply, Inc.:
8.125% 4/15/19		2,405	2,633
11% 4/15/20		4,560	5,312
Nortek, Inc. 8.5% 4/15/21 (h)		2,705	2,867
			11,590
Commercial Services & Supplies - 0.5%
ADS Tactical, Inc. 11% 4/1/18 (h)		1,640	1,583
American Reprographics Co. 10.5% 12/15/16		4,570	4,524
Bakercorp International, Inc. 8.25% 6/1/19		2,915	2,828
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,073
5.25% 8/1/20		3,395	3,446
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,180
Garda World Security Corp. 9.75% 3/15/17 (h)		2,260	2,390
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,563
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)		885	887
R.R. Donnelley & Sons Co. 7.875% 3/15/21		4,975	5,075
Tervita Corp.:
8% 11/15/18 (h)		4,295	4,316
9.75% 11/1/19 (h)		4,890	4,548
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Rentals North America, Inc. 8.375% 9/15/20		$ 6,995	$ 7,555
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)		3,355	2,785
			51,753
Construction & Engineering - 0.2%
MasTec, Inc. 4.875% 3/15/23		5,255	4,992
Odebrecht Finance Ltd. 7.5% (h)(i)		12,845	12,717
			17,709
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (h)		2,505	2,411
6.5% 5/15/19 (h)		5,310	5,476
			7,887
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschappij NV 2.875% 3/10/28	EUR	3,505	4,477
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (h)		4,880	4,636
Terex Corp. 6% 5/15/21		12,145	12,266
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)		3,460	3,806
			20,708
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,656
Navios Maritime Holdings, Inc. 8.875% 11/1/17		11,300	11,724
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19		1,320	1,416
9.25% 4/15/19 (h)		1,385	1,485
Ultrapetrol (Bahamas) Ltd.:
8.875% 6/15/21 (h)		3,240	3,240
9% 11/24/14		2,050	2,053
			22,574
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (h)		2,575	2,781
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21		439	498
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kenan Advantage Group, Inc. 8.375% 12/15/18 (h)		$ 4,670	$ 4,857
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)		3,485	3,781
Shortline PLC 9.5% 5/21/18 (h)		1,900	1,734
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,632
Western Express, Inc. 12.5% 4/15/15 (h)		4,010	2,647
			21,930
Trading Companies & Distributors - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)		1,185	1,179
Aircastle Ltd.:
6.25% 12/1/19		5,850	6,077
6.75% 4/15/17		4,635	4,867
7.625% 4/15/20		3,750	4,125
9.75% 8/1/18		9,000	9,878
International Lease Finance Corp.:
3.875% 4/15/18		7,100	6,674
4.625% 4/15/21		6,645	6,147
5.75% 5/15/16		7,580	7,789
5.875% 4/1/19		19,260	19,453
6.25% 5/15/19		19,100	19,625
6.75% 9/1/16 (h)		6,715	7,252
7.125% 9/1/18 (h)		27,064	29,906
8.25% 12/15/20		21,490	24,149
8.625% 1/15/22		21,585	24,823
8.75% 3/15/17		16,360	18,282
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)		1,505	1,460
			191,686
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		6,835	6,288
TOTAL INDUSTRIALS			464,523
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Avaya, Inc. 10.5% 3/1/21 (h)		5,140	3,804
Brocade Communications Systems, Inc.:
4.625% 1/15/23 (h)		3,330	3,122
6.875% 1/15/20		765	811
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 9,235	$ 6,996
6.5% 1/15/28		4,045	3,034
			17,767
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (h)		9,740	9,083
7% 11/1/21		6,295	6,736
			15,819
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		2,155	2,274
Flextronics International Ltd.:
4.625% 2/15/20 (h)		4,785	4,641
5% 2/15/23 (h)		2,495	2,414
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,551
			11,880
Internet Software & Services - 0.1%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)		3,595	3,667
IAC/InterActiveCorp 4.75% 12/15/22 (h)		6,150	5,812
j2 Global, Inc. 8% 8/1/20		3,460	3,616
VeriSign, Inc. 4.625% 5/1/23 (h)		4,375	4,244
			17,339
IT Services - 0.4%
Audatex North America, Inc. 6% 6/15/21 (h)		7,195	7,213
Ceridian Corp. 11% 3/15/21 (h)		2,360	2,608
Fidelity National Information Services, Inc. 7.875% 7/15/20		3,910	4,301
First Data Corp. 11.75% 8/15/21 (h)		7,305	6,575
NeuStar, Inc. 4.5% 1/15/23 (h)		1,850	1,748
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		11,774	12,510
13.375% 10/15/19		8,365	9,243
			44,198
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		$ 5,520	$ 5,410
5.75% 2/15/21 (h)		5,005	5,068
5.75% 3/15/23 (h)		3,030	3,068
9.75% 8/1/18 (h)		3,382	3,784
Spansion LLC 11.25% 1/15/16 (d)(h)		4,255	0
STATS ChipPAC Ltd. 4.5% 3/20/18 (h)		955	912
			18,242
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (h)		2,445	2,414
SAP AG 2.125% 11/13/19	EUR	8,600	11,097
			13,511
TOTAL INFORMATION TECHNOLOGY			138,756
MATERIALS - 3.6%
Chemicals - 1.4%
Axiall Corp. 4.875% 5/15/23 (h)		1,585	1,506
Eagle Spinco, Inc. 4.625% 2/15/21 (h)		2,690	2,576
Hexion U.S. Finance Corp. 6.625% 4/15/20 (h)		11,765	11,706
INEOS Group Holdings SA 6.125% 8/15/18 (h)		4,895	4,699
LyondellBasell Industries NV:
5% 4/15/19		7,200	7,834
5.75% 4/15/24		7,200	7,918
6% 11/15/21		20,050	22,530
Momentive Performance Materials, Inc.:
9% 1/15/21		2,205	1,891
10% 10/15/20		17,435	18,132
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		34,440	35,990
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		2,020	2,020
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(m)		7,545	7,545
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)		3,202	3,394
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (h)		3,380	3,312
PolyOne Corp.:
5.25% 3/15/23 (h)		3,085	3,116
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
PolyOne Corp.: - continued
7.375% 9/15/20		$ 1,845	$ 2,011
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)		2,120	2,104
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)		1,245	1,387
TPC Group, Inc. 8.75% 12/15/20 (h)		7,335	7,445
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		9,985	9,586
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)		2,450	2,517
			159,219
Construction Materials - 0.3%
CEMEX Espana SA (Luxembourg) 9.25% 5/12/20 (h)		2,860	3,003
CEMEX Finance LLC 9.375% 10/12/22 (h)		2,430	2,643
CEMEX SA de CV:
5.2756% 9/30/15 (h)(m)		5,330	5,410
9.5% 6/15/18 (h)		8,990	9,709
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		3,215	3,279
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)		3,310	3,542
			27,586
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (h)		1,145	1,065
7% 11/15/20 (h)		3,005	2,885
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		2,060	2,163
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,425
7.5% 12/15/96		3,685	3,482
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,493
Rock-Tenn Co. 4.9% 3/1/22		1,380	1,424
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)		2,600	2,743
8.375% 6/15/19 (h)		3,515	3,708
Sealed Air Corp. 5.25% 4/1/23 (h)		2,540	2,470
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc. 5% 4/1/20		$ 9,600	$ 9,456
Tekni-Plex, Inc. 9.75% 6/1/19 (h)		3,480	3,698
			47,012
Metals & Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (h)		33	66
9% 12/15/14 pay-in-kind (d)(m)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (h)		3,935	4,210
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)		1,040	1,056
Edgen Murray Corp. 8.75% 11/1/20 (h)		5,920	5,861
EVRAZ Group SA:
6.5% 4/22/20 (h)		2,625	2,369
8.25% 11/10/15 (h)		8,815	9,300
9.5% 4/24/18 (Reg. S)		3,150	3,339
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)		6,325	6,151
6.875% 2/1/18 (h)		7,685	7,589
6.875% 4/1/22 (h)		9,290	9,011
8.25% 11/1/19 (h)		20,335	20,894
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (h)		4,665	3,825
IAMGOLD Corp. 6.75% 10/1/20 (h)		18,720	15,818
Inmet Mining Corp. 7.5% 6/1/21 (h)		3,015	2,887
Metinvest BV 10.25% 5/20/15 (h)		5,070	5,197
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)		2,265	1,653
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)		1,135	897
Mongolian Mining Corp. 8.875% 3/29/17 (h)		1,960	1,666
New Gold, Inc.:
6.25% 11/15/22 (h)		4,520	4,305
7% 4/15/20 (h)		1,480	1,487
Nord Gold NV 6.375% 5/7/18 (h)		3,625	3,081
Polyus Gold International Ltd. 5.625% 4/29/20 (h)		4,865	4,622
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)		1,685	1,803
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		3,435	3,521
RathGibson, Inc. 11.25% 2/15/14 (d)		5,755	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)		7,005	7,075
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.: - continued
11.25% 10/15/18 (h)		$ 10,610	$ 10,690
Severstal Columbus LLC 10.25% 2/15/18		5,200	5,499
Southern Copper Corp.:
6.75% 4/16/40		2,685	2,640
7.5% 7/27/35		3,875	4,146
Steel Dynamics, Inc. 5.25% 4/15/23 (h)		2,365	2,330
			152,988
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,428
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,323
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (m)		950	547
NewPage Corp.:
6.5241% 5/1/49 (d)(m)		1,770	0
11.375% 12/31/14 (d)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		5,480	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,220
			10,518
TOTAL MATERIALS			397,323
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		3,155	3,407
Altice Financing SA 7.875% 12/15/19 (h)		4,820	5,037
Altice Finco SA 9.875% 12/15/20 (h)		5,655	6,051
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,742
9% 8/15/31		3,655	3,618
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,682
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)		5,424	5,681
Eileme 2 AB 11.625% 1/31/20 (h)		9,395	10,757
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		4,990	4,940
Frontier Communications Corp.:
7.625% 4/15/24		8,475	8,496
8.5% 4/15/20		12,120	13,378
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Frontier Communications Corp.: - continued
8.75% 4/15/22		$ 6,585	$ 7,178
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		2,845	3,001
Intelsat Luxembourg SA 7.75% 6/1/21 (h)		1,280	1,293
Level 3 Communications, Inc. 8.875% 6/1/19		1,640	1,689
Level 3 Financing, Inc.:
8.125% 7/1/19		3,845	3,999
8.625% 7/15/20		8,760	9,286
Lynx I Corp. 5.375% 4/15/21 (h)		3,220	3,220
Lynx II Corp. 6.375% 4/15/23 (h)		1,820	1,834
SBA Telecommunications, Inc. 5.75% 7/15/20 (h)		3,605	3,614
Sprint Capital Corp.:
6.875% 11/15/28		34,365	32,990
8.75% 3/15/32		32,226	35,449
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		2,585	2,663
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	9,850	12,267
TW Telecom Holdings, Inc. 5.375% 10/1/22		3,935	3,905
U.S. West Communications:
6.875% 9/15/33		2,535	2,453
7.25% 9/15/25		535	598
7.25% 10/15/35		1,455	1,462
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,009
			200,699
Wireless Telecommunication Services - 2.9%
Crown Castle International Corp. 5.25% 1/15/23		8,270	7,939
Digicel Group Ltd.:
6% 4/15/21 (h)		28,475	27,194
7% 2/15/20 (h)		980	975
8.25% 9/1/17 (h)		10,205	10,613
8.25% 9/30/20 (h)		47,595	49,261
10.5% 4/15/18 (h)		34,610	36,687
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)		19,610	18,384
6.625% 12/15/22 (h)		27,585	26,688
7.25% 4/1/19		11,235	11,684
7.25% 10/15/20		15,330	16,097
7.5% 4/1/21		27,065	28,181
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
8.5% 11/1/19		$ 4,220	$ 4,526
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (h)		8,355	8,501
6.625% 4/1/23 (h)		8,355	8,501
7.875% 9/1/18		3,933	4,189
Millicom International Cellular SA 4.75% 5/22/20 (h)		2,560	2,445
MTS International Funding Ltd.:
5% 5/30/23 (h)		6,050	5,793
8.625% 6/22/20 (h)		8,840	10,387
NII Capital Corp. 7.625% 4/1/21		6,430	4,999
NII International Telecom S.C.A. 11.375% 8/15/19 (h)		4,870	5,211
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		11,684	11,626
Sprint Nextel Corp. 6% 11/15/22		7,305	7,141
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		5,975	6,319
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,465	4,766
VimpelCom Holdings BV 5.2% 2/13/19 (h)		2,790	2,706
			320,813
TOTAL TELECOMMUNICATION SERVICES			521,512
UTILITIES - 3.1%
Electric Utilities - 0.2%
Aguila 3 SA 7.875% 1/31/18 (h)		2,890	2,977
Chivor SA E.S.P. 9.75% 12/30/14 (h)		2,355	2,568
Comision Federal de Electricid 5.75% 2/14/42 (h)		1,600	1,492
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		7,849	3,826
Hrvatska Elektroprivreda 6% 11/9/17 (h)		1,675	1,675
Majapahit Holding BV 7.75% 1/20/20 (h)		2,110	2,342
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,360
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	107,800	3,240
			22,480
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,985	2,134
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.:
7.35% 2/15/31		$ 6,645	$ 8,291
8% 3/1/32		3,550	4,709
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,508
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		3,702	3,850
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		15,285	13,451
			34,943
Independent Power Producers & Energy Traders - 2.6%
Atlantic Power Corp. 9% 11/15/18		9,120	9,211
Calpine Corp.:
7.5% 2/15/21 (h)		5,693	6,077
7.875% 7/31/20 (h)		15,241	16,422
7.875% 1/15/23 (h)		24,196	26,132
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	8,980
11.25% 11/1/17 pay-in-kind (m)		8,822	7,212
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (h)		7,430	7,541
10% 12/1/20		55,228	60,337
10% 12/1/20 (h)		11,210	12,247
11% 10/1/21		30,866	33,104
12.25% 12/1/18 pay-in-kind (h)		7,960	6,613
12.25% 3/1/22 (h)		33,710	37,250
GenOn Energy, Inc. 9.875% 10/15/20		11,570	12,727
Listrindo Capital BV 6.95% 2/21/19 (h)		2,440	2,525
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		2,880	3,485
The AES Corp. 4.875% 5/15/23		5,485	5,101
TXU Corp.:
5.55% 11/15/14		1,864	1,435
6.5% 11/15/24		15,240	10,439
6.55% 11/15/34		29,755	20,085
			286,923
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		$ 3,690	$ 3,912
TOTAL UTILITIES			348,258
TOTAL NONCONVERTIBLE BONDS			4,586,250
TOTAL CORPORATE BONDS (Cost $4,446,881)			4,605,809
U.S. Government and Government Agency Obligations - 20.4%

U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.5% 7/2/15 (g)		74,366	74,465
0.5% 3/30/16		15,754	15,664
Federal Home Loan Bank:
0.375% 11/27/13		4,550	4,554
0.875% 12/27/13		775	778
1% 6/21/17		8,670	8,595
Private Export Funding Corp. secured 4.974% 8/15/13		1,515	1,524
Small Business Administration guaranteed development participation certificates Series 2003-P10B Class 1, 5.136% 8/10/13		32	32
Tennessee Valley Authority 5.375% 4/1/56		7,000	8,084
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			113,696
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.625% 2/15/43		15,295	12,857
U.S. Treasury Obligations - 18.6%
U.S. Treasury Bonds:
2.75% 11/15/42		23,584	20,363
2.875% 5/15/43		21,133	18,729
3.125% 2/15/43		208,635	194,995
5.25% 2/15/29		18,341	23,322
5.375% 2/15/31		24,494	31,903
6.125% 8/15/29 (k)		13,232	18,401
7.5% 11/15/16 (l)		2,850	3,483
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24		$ 10,690	$ 15,846
7.625% 2/15/25		11,000	16,507
7.875% 2/15/21 (l)		6,800	9,631
8.125% 5/15/21		9,286	13,405
9.875% 11/15/15		11,595	14,157
U.S. Treasury Notes:
0.25% 3/31/15		5,753	5,746
0.25% 5/31/15		10,000	9,981
0.25% 7/15/15		91,225	90,961
0.25% 10/15/15		158,008	157,267
0.25% 4/15/16		3,728	3,692
0.25% 5/15/16		20,407	20,187
0.375% 6/30/15		35,000	35,008
0.375% 1/15/16		137,003	136,489
0.5% 6/15/16		105,000	104,541
0.5% 7/31/17		61,952	60,442
0.625% 4/30/18		28,163	27,204
0.75% 6/30/17		46,912	46,311
0.875% 11/30/16		24,887	24,897
0.875% 1/31/18		68,149	66,908
0.875% 7/31/19		44,096	41,974
1% 9/30/16		85,787	86,343
1% 10/31/16		32,941	33,126
1% 5/31/18		126,013	123,798
1.375% 11/30/15		14,493	14,799
1.375% 6/30/18		6,000	5,994
1.375% 5/31/20		108,013	104,165
1.75% 5/15/23		11,901	11,139
1.875% 6/30/15		17,707	18,237
1.875% 8/31/17		7,700	7,931
1.875% 9/30/17		5,400	5,558
1.875% 10/31/17		13,764	14,156
1.875% 6/30/20		80,094	79,744
2.125% 5/31/15		4,493	4,645
2.375% 2/28/15		55,000	56,895
2.375% 7/31/17		20,000	21,019
2.375% 6/30/18		7,978	8,359
2.5% 3/31/15		49,249	51,119
2.625% 4/30/16		3,137	3,312
2.75% 11/30/16		10,000	10,634
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 9/30/16		$ 8,408	$ 9,010
3% 2/28/17		66,584	71,515
3.125% 10/31/16		20,033	21,545
3.125% 1/31/17		30,990	33,421
3.5% 2/15/18		46,613	51,274
4.5% 5/15/17		13,745	15,563
TOTAL U.S. TREASURY OBLIGATIONS			2,075,651
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (m)		3,362	3,372
Series 2011-R1 Class 1A, 0.6482% 1/8/20 (NCUA Guaranteed) (m)		5,889	5,912
Series 2011-R4 Class 1A, 0.5733% 3/6/20 (NCUA Guaranteed) (m)		2,978	2,983
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,607
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,075
3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,465
TOTAL OTHER GOVERNMENT RELATED			74,414
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,278,692)			2,276,618
U.S. Government Agency - Mortgage Securities - 5.0%

Fannie Mae - 2.0%
2.051% 9/1/33 (m)		637	667
2.105% 11/1/35 (m)		426	448
2.362% 2/1/36 (m)		107	113
2.415% 11/1/33 (m)		148	156
2.428% 10/1/35 (m)		43	45
2.541% 6/1/36 (m)		52	55
2.546% 1/1/35 (m)		337	356
2.595% 3/1/33 (m)		162	172
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
Fannie Mae - continued
2.614% 6/1/47 (m)		$ 192	$ 206
2.647% 2/1/37 (m)		615	657
2.653% 7/1/35 (m)		250	264
2.679% 11/1/36 (m)		55	58
2.69% 5/1/36 (m)		68	73
2.763% 4/1/36 (m)		420	450
2.78% 9/1/36 (m)		156	166
3% 7/1/43 (j)		24,600	24,027
3% 7/1/43 (j)		7,600	7,423
3% 7/1/43 (j)		45,100	44,050
3% 7/1/43 (j)		32,200	31,450
3.178% 8/1/35 (m)		966	1,028
3.5% 1/1/26 to 7/1/43 (j)		73,238	73,501
4.5% 8/1/41		786	837
5% 5/1/22 to 9/1/22		6,633	7,111
5.5% 5/1/15 to 11/1/34		14,864	16,124
6% 6/1/16 to 10/1/16		63	66
6.129% 3/1/37 (m)		55	59
6.5% 10/1/13 to 8/1/36		8,281	9,397
7.5% 1/1/28		32	38
TOTAL FANNIE MAE			218,997
Freddie Mac - 0.8%
1.945% 3/1/35 (m)		170	177
2.108% 5/1/37 (m)		105	111
2.144% 2/1/37 (m)		64	67
2.167% 6/1/33 (m)		345	362
2.22% 8/1/37 (m)		120	125
2.228% 6/1/37 (m)		42	44
2.229% 3/1/37 (m)		49	51
2.336% 1/1/36 (m)		98	103
2.375% 5/1/37 (m)		81	86
2.427% 1/1/37 (m)		452	479
2.458% 10/1/35 (m)		327	346
2.492% 4/1/35 (m)		34	36
2.493% 10/1/36 (m)		446	475
2.518% 5/1/37 (m)		679	724
2.531% 5/1/37 (m)		1,205	1,293
2.556% 2/1/36 (m)		9	10
2.561% 6/1/37 (m)		311	334
2.615% 9/1/35 (m)		83	89
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
Freddie Mac - continued
2.626% 6/1/37 (m)		$ 74	$ 78
2.641% 7/1/35 (m)		348	364
2.673% 7/1/35 (m)		289	310
2.699% 4/1/37 (m)		127	135
2.72% 4/1/37 (m)		9	9
3.057% 7/1/36 (m)		145	154
3.185% 10/1/35 (m)		69	74
3.5% 6/1/42 to 6/1/43		47,355	47,457
4% 3/1/42 to 4/1/42		14,920	15,590
4.5% 8/1/33 to 10/1/41		5,019	5,331
5.5% 11/1/18 to 7/1/35		14,678	15,784
6% 1/1/24		2,421	2,684
6.5% 7/1/13 to 3/1/22		1,268	1,384
8.5% 3/1/20		2	2
TOTAL FREDDIE MAC			94,268
Ginnie Mae - 2.2%
4% 6/15/24 to 3/15/26		9,735	10,344
4.3% 8/20/61 (q)		3,482	3,788
4.5% 3/15/25 to 6/15/25		7,394	7,913
4.515% 3/20/62 (q)		12,231	13,466
4.53% 10/20/62 (q)		3,604	3,981
4.55% 5/20/62 (q)		22,007	24,271
4.556% 12/20/61 (q)		13,164	14,497
4.604% 3/20/62 (q)		6,290	6,947
4.626% 3/20/62 (q)		4,299	4,748
4.649% 2/20/62 (q)		2,313	2,557
4.65% 3/20/62 (q)		3,985	4,407
4.682% 2/20/62 (q)		3,060	3,384
4.684% 1/20/62 (q)		14,010	15,491
4.751% 12/20/60 (q)		3,403	3,736
4.804% 3/20/61 (q)		7,983	8,803
4.834% 3/20/61 (q)		14,411	15,903
5.47% 8/20/59 (q)		2,377	2,569
5.492% 4/20/60 (q)		9,302	10,444
5.612% 4/20/58 (q)		4,201	4,437
6% 6/15/36 to 12/20/38		32,454	35,803
6.5% 8/20/38 to 9/20/38		42,366	47,695
7% 9/15/25 to 8/15/31		30	35
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
Ginnie Mae - continued
7.5% 2/15/22 to 8/15/28		$ 57	$ 65
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			245,284
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $564,004)			558,549
Asset-Backed Securities - 0.1%

Leek Finance PLC Series 18X Class BC, 1.012% 9/21/38 (m)	EUR	600	734
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	2,392	4,060
TOTAL ASSET-BACKED SECURITIES (Cost $5,370)			4,794
Collateralized Mortgage Obligations - 3.2%

U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.693% 9/25/23 (m)		1,006	1,010
Series 2010-15 Class FJ, 1.123% 6/25/36 (m)		8,019	8,208
Series 2010-86 Class FE, 0.643% 8/25/25 (m)		986	994
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		4,795	5,120
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		38	40
Series 2003-113 Class PE, 4% 11/25/18		1,308	1,389
Series 2003-70 Class BJ, 5% 7/25/33		801	870
Series 2004-80 Class LD, 4% 1/25/19		527	536
Series 2005-19 Class PA, 5.5% 7/25/34		2,886	3,143
Series 2005-27 Class NE, 5.5% 5/25/34		3,910	4,191
Series 2005-52 Class PB, 6.5% 12/25/34		319	334
Series 2005-64 Class PX, 5.5% 6/25/35		2,774	3,060
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,512
Series 2011-126 Class KB, 4% 12/25/41		3,844	3,945
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		133	142
Series 2003-117 Class MD, 5% 12/25/23		1,759	1,905
Series 2004-91 Class Z, 5% 12/25/34		5,018	5,541
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2004-95 Class AN, 5.5% 1/25/25		$ 472	$ 487
Series 2005-117, Class JN, 4.5% 1/25/36		808	874
Series 2005-14 Class ZB, 5% 3/25/35		2,182	2,409
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,899
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,761
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	3,933
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,119
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,833
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		664	62
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		1,000	87
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		4,055	645
Series 2010-39 Class FG, 1.113% 3/25/36 (m)		4,859	4,973
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		2,072	215
Series 2011-67 Class AI, 4% 7/25/26 (o)		1,345	152
Series 2013-40 Class PV, 2% 1/25/26		5,577	5,649
Freddie Mac:
floater:
Series 2630 Class FL, 0.6925% 6/15/18 (m)		33	33
Series 2711 Class FC, 1.0925% 2/15/33 (m)		3,273	3,322
floater planned amortization class Series 2770 Class FH, 0.5925% 3/15/34 (m)		3,002	3,016
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		4,546	4,709
Series 2101 Class PD, 6% 11/15/28		89	97
Series 2115 Class PE, 6% 1/15/14		4	4
Series 2376 Class JE, 5.5% 11/15/16		136	143
Series 2381 Class OG, 5.5% 11/15/16		79	82
Series 2425 Class JH, 6% 3/15/17		181	193
Series 2672 Class MG, 5% 9/15/23		3,360	3,723
Series 2695 Class DG, 4% 10/15/18		2,777	2,907
Series 2996 Class MK, 5.5% 6/15/35		277	307
Series 3415 Class PC, 5% 12/15/37		1,544	1,663
Series 3763 Class QA, 4% 4/15/34		2,922	3,085
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,830
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		223	246
Series 2877 Class ZD, 5% 10/15/34		6,518	7,118
Series 3277 Class B, 4% 2/15/22		2,800	2,991
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,356
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer: - continued
Series 3578 Class B, 4.5% 9/15/24		$ 3,740	$ 3,999
Series 4176 Class BA, 3% 2/15/33		3,826	3,941
Series 2715 Class NG, 4.5% 12/15/18		1,998	2,122
Series 4181 Class LA, 3% 3/15/37		5,207	5,333
Series 4182 Class BA, 3% 6/15/37		21,131	21,674
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6916% 7/20/37 (m)		1,673	1,682
Series 2008-2 Class FD, 0.6716% 1/20/38 (m)		427	429
Series 2008-73 Class FA, 1.0516% 8/20/38 (m)		2,452	2,494
Series 2008-83 Class FB, 1.0916% 9/20/38 (m)		2,558	2,603
Series 2009-108 Class CF, 0.7925% 11/16/39 (m)		2,257	2,276
Series 2009-116 Class KF, 0.7225% 12/16/39 (m)		1,995	2,008
Series 2010-9 Class FA, 0.7125% 1/16/40 (m)		2,983	3,000
Series 2010-H17 Class FA, 0.5233% 7/20/60 (m)(q)		6,085	5,998
Series 2010-H18 Class AF, 0.4982% 9/20/60 (m)(q)		6,394	6,304
Series 2010-H19 Class FG, 0.4982% 8/20/60 (m)(q)		8,450	8,333
Series 2010-H27 Series FA, 0.5782% 12/20/60 (m)(q)		2,437	2,411
Series 2011-H05 Class FA, 0.6982% 12/20/60 (m)(q)		4,513	4,493
Series 2011-H07 Class FA, 0.6982% 2/20/61 (m)(q)		7,664	7,629
Series 2011-H12 Class FA, 0.6882% 2/20/61 (m)(q)		10,013	9,963
Series 2011-H13 Class FA, 0.6982% 4/20/61 (m)(q)		4,042	4,024
Series 2011-H14:
Class FB, 0.6982% 5/20/61 (m)(q)		4,547	4,527
Class FC, 0.6982% 5/20/61 (m)(q)		4,469	4,449
Series 2011-H17 Class FA, 0.7282% 6/20/61 (m)(q)		5,897	5,878
Series 2011-H21 Class FA, 0.7982% 10/20/61 (m)(q)		6,435	6,434
Series 2012-H01 Class FA, 0.8982% 11/20/61 (m)(q)		5,309	5,334
Series 2012-H03 Class FA, 0.8982% 1/20/62 (m)(q)		3,246	3,262
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H06 Class FA, 0.8282% 1/20/62 (m)(q)		$ 5,209	$ 5,216
Series 2012-H07 Class FA, 0.8282% 3/20/62 (m)(q)		3,090	3,103
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		1,223	1,246
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		1,028	1,044
Series 2010-99 Class PT, 3.5% 8/20/33		1,332	1,358
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		2,423	488
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,261
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		9,152	9,910
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		11,644	12,944
Series 2010-H17 Class XP, 5.3019% 7/20/60 (m)(q)		16,790	18,717
Series 2010-H18 Class PL, 5.01% 9/20/60 (m)(q)		12,753	14,109
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,695	12,102
Class ZC, 5.5% 7/16/34		11,565	12,940
Series 2012-64 Class KB, 3.3381% 5/20/41 (m)		2,129	2,349
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $357,535)			358,250
Commercial Mortgage Securities - 0.8%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.0544% 10/22/37 (m)	GBP	1,000	1,066
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (m)		11,540	11,561
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,480	2,658
Series K014 Class A2, 3.871% 4/25/21		6,110	6,462
Series K015 Class A2, 3.23% 7/25/21		10,980	11,135
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,382
Series K009 Class A2, 3.808% 8/25/20		20,970	22,388
Series K017 Class A2, 2.873% 12/25/21		15,590	15,385
Series K501 Class A2, 1.655% 11/25/16		5,440	5,511
Commercial Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
German Residential Asset Note Distributor PLC Series 1 Class A, 1.615% 7/20/16 (m)	EUR	835	$ 1,084
REC Plantation Place Ltd. Series 5 Class A, 0.7344% 7/25/16 (Reg. S) (m)	GBP	853	1,294
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $97,574)			93,926
Foreign Government and Government Agency Obligations - 22.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,560	4,234
7% 9/12/13		47,655	47,723
7% 10/3/15		23,055	19,539
Aruba Government 4.625% 9/14/23 (h)		2,770	2,604
Bahamian Republic 6.95% 11/20/29 (h)		3,450	3,968
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Barbados Government:
7% 8/4/22 (h)		1,783	1,783
7.25% 12/15/21 (h)		2,245	2,267
Belarus Republic:
8.75% 8/3/15 (Reg. S)		16,055	15,975
8.95% 1/26/18		4,495	4,484
Bermuda Government 4.138% 1/3/23 (h)		1,030	997
Brazilian Federative Republic:
5.625% 1/7/41		13,515	13,414
7.125% 1/20/37		9,090	10,885
8.25% 1/20/34		5,940	7,871
10.125% 5/15/27		5,275	8,216
12.25% 3/6/30		5,000	8,563
Buoni Poliennali Del Tes:
2.25% 5/15/16	EUR	21,000	27,155
3.5% 6/1/18	EUR	25,000	32,619
5.5% 11/1/22	EUR	64,350	89,870
Canadian Government:
1.25% 2/1/16	CAD	119,450	113,293
1.25% 3/1/18	CAD	40,000	37,102
1.5% 6/1/23	CAD	68,650	59,899
3.5% 12/1/45	CAD	29,250	31,336
Central Bank of Nigeria warrants 11/15/20 (a)(p)		6,250	1,111
City of Buenos Aires 12.5% 4/6/15 (h)		13,120	13,054
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
Colombian Republic:
6.125% 1/18/41		$ 4,940	$ 5,483
7.375% 9/18/37		5,750	7,274
10.375% 1/28/33		8,050	12,425
11.75% 2/25/20		1,190	1,752
Congo Republic 3% 6/30/29 (f)		13,197	11,217
Costa Rican Republic:
4.25% 1/26/23 (h)		2,865	2,629
4.375% 4/30/25 (h)		2,310	2,114
5.625% 4/30/43 (h)		2,310	2,125
Croatia Republic:
5.5% 4/4/23 (h)		5,365	5,204
6.25% 4/27/17 (h)		6,075	6,356
6.375% 3/24/21 (h)		4,715	4,921
6.625% 7/14/20 (h)		3,805	4,014
6.75% 11/5/19 (h)		5,410	5,775
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		1,570	1,476
6.25% 10/4/20 (h)		7,685	7,531
6.25% 7/27/21 (h)		3,640	3,567
7.4% 1/22/15 (h)		5,970	6,269
Dominican Republic:
1.25% 8/30/24 (m)		6,063	5,457
5.875% 4/18/24 (h)		2,695	2,601
7.5% 5/6/21 (h)		5,740	6,171
9.04% 1/23/18 (h)		3,071	3,332
Dutch Government 2.5% 1/15/33	EUR	4,250	5,435
El Salvador Republic:
7.625% 2/1/41 (h)		1,545	1,503
7.65% 6/15/35 (Reg. S)		2,435	2,362
8.25% 4/10/32 (Reg. S)		1,435	1,492
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	3,725	5,141
European Union 2.75% 9/21/21	EUR	14,000	19,485
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		400	414
French Government:
OAT 3.25% 5/25/45	EUR	21,000	26,564
1% 5/25/18	EUR	25,675	33,085
2.5% 10/25/20	EUR	20,500	28,041
3.5% 4/25/26	EUR	1,850	2,607
Georgia Republic 6.875% 4/12/21 (h)		3,850	4,120
German Federal Republic:
0.5% 2/23/18	EUR	82,575	106,433
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
German Federal Republic: - continued
1.5% 2/15/23	EUR	115,325	$ 147,441
3.25% 7/4/42	EUR	16,900	25,617
4.75% 7/4/28	EUR	3,875	6,686
Guatemalan Republic:
4.875% 2/13/28 (h)		1,685	1,517
5.75% 6/6/22 (h)		3,160	3,160
Hungarian Republic:
4.125% 2/19/18		2,852	2,770
4.75% 2/3/15		7,460	7,572
7.625% 3/29/41		6,405	6,687
Indonesian Republic:
3.375% 4/15/23 (h)		2,640	2,356
4.625% 4/15/43 (h)		2,640	2,284
4.875% 5/5/21 (h)		7,805	8,000
5.25% 1/17/42 (h)		7,185	6,790
5.875% 3/13/20 (h)		7,290	7,855
6.625% 2/17/37 (h)		5,025	5,427
7.75% 1/17/38 (h)		7,700	9,510
8.5% 10/12/35 (Reg. S)		7,615	9,976
11.625% 3/4/19 (h)		8,270	11,247
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		11,805	11,244
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	32,404
5.5% 12/4/23		12,355	14,873
Italian Republic:
4.5% 7/15/15	EUR	36,450	49,543
5% 9/1/40	EUR	24,675	32,042
Ivory Coast 7.1% 12/31/32 (f)		340	281
Japan Government:
0.1% 4/15/15	JPY	2,750,000	27,715
1.1% 6/20/20	JPY	14,662,000	153,097
1.9% 9/20/30	JPY	6,290,000	66,803
Japan Government Thirty Year B 1.8% 3/20/43	JPY	1,250,000	12,494
Jordanian Kingdom 3.875% 11/12/15		3,085	3,031
Latvian Republic 2.75% 1/12/20 (h)		4,785	4,432
Lebanese Republic:
4% 12/31/17		13,104	12,711
4.75% 11/2/16		2,750	2,668
5.15% 11/12/18		2,815	2,688
5.45% 11/28/19		5,445	4,955
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
Lebanese Republic: - continued
6.375% 3/9/20		$ 4,120	$ 3,852
Lithuanian Republic:
6.125% 3/9/21 (h)		5,090	5,673
6.625% 2/1/22 (h)		4,370	5,015
7.375% 2/11/20 (h)		5,755	6,834
Moroccan Kingdom:
4.25% 12/11/22 (h)		3,360	2,974
5.5% 12/11/42 (h)		1,900	1,587
Panamanian Republic:
4.3% 4/29/53		2,730	2,164
6.7% 1/26/36		1,850	2,151
8.875% 9/30/27		1,875	2,588
Peruvian Republic:
4% 3/7/27 (f)		5,671	5,671
5.625% 11/18/50		2,145	2,172
6.55% 3/14/37		1,295	1,518
8.75% 11/21/33		7,390	10,716
Philippine Republic:
6.375% 1/15/32		1,860	2,195
7.75% 1/14/31		7,660	10,035
9.5% 2/2/30		7,505	11,220
10.625% 3/16/25		5,755	9,093
Plurinational State of Bolivia 4.875% 10/29/22 (h)		4,720	4,366
Polish Government 3% 3/17/23		2,870	2,597
Provincia de Cordoba 12.375% 8/17/17 (h)		8,400	6,342
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		5,700	5,857
Republic of Iraq 5.8% 1/15/28 (Reg. S)		16,345	13,403
Republic of Namibia 5.5% 11/3/21 (h)		2,345	2,356
Republic of Nigeria:
0% 10/10/13	NGN	356,000	2,111
0% 11/7/13	NGN	508,110	2,977
6.75% 1/28/21 (h)		2,705	2,827
Republic of Paraguay 4.625% 1/25/23 (h)		2,015	1,955
Republic of Serbia:
4.875% 2/25/20 (h)		3,750	3,450
5.25% 11/21/17 (h)		1,845	1,799
6.75% 11/1/24 (h)		10,403	10,299
7.25% 9/28/21 (h)		3,150	3,237
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
Republic of Zambia 5.375% 9/20/22 (h)		$ 2,660	$ 2,354
Romanian Republic:
4.375% 8/22/23 (h)		3,800	3,582
6.75% 2/7/22 (h)		7,002	7,825
Russian Federation:
5.625% 4/4/42 (h)		7,800	8,093
7.5% 3/31/30 (Reg. S)		41,776	48,773
12.75% 6/24/28 (Reg. S)		17,035	29,811
Spanish Kingdom 4% 7/30/15	EUR	30,000	40,178
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,900	1,720
5.45% 2/9/17 (Reg. S)		1,495	1,540
Tanzania United Republic of 6.4499% 3/8/20 (m)		3,630	3,648
Turkish Republic:
4.875% 4/16/43		2,640	2,270
5.125% 3/25/22		3,795	3,899
5.625% 3/30/21		4,590	4,911
6% 1/14/41		6,140	6,186
6.25% 9/26/22		4,590	5,083
6.75% 4/3/18		6,910	7,774
6.75% 5/30/40		7,370	8,199
6.875% 3/17/36		12,320	13,798
7% 3/11/19		2,895	3,322
7.25% 3/5/38		8,050	9,439
7.375% 2/5/25		11,780	14,077
7.5% 11/7/19		7,090	8,366
8% 2/14/34		2,075	2,604
11.875% 1/15/30		4,295	7,237
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		6,970	6,421
Ukraine Government:
6.25% 6/17/16 (h)		4,495	4,169
6.75% 11/14/17 (h)		2,525	2,310
7.75% 9/23/20 (h)		4,450	4,050
7.8% 11/28/22 (h)		3,940	3,526
7.95% 6/4/14 (h)		8,060	8,000
7.95% 2/23/21 (h)		3,575	3,271
9.25% 7/24/17 (h)		7,475	7,447
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,472
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	50,500	76,082
1.75% 9/7/22	GBP	71,600	102,736
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
United Kingdom, Great Britain and Northern Ireland: - continued
2.25% 3/7/14	GBP	3,500	$ 5,393
3.25% 1/22/44	GBP	15,550	22,184
3.5% 7/22/68	GBP	24,625	36,902
United Mexican States:
4.75% 3/8/44		13,356	12,087
5.75% 10/12/2110		5,376	5,027
6.05% 1/11/40		12,210	13,431
6.75% 9/27/34		10,225	12,117
7.5% 4/8/33		2,900	3,705
8.3% 8/15/31		2,600	3,562
Uruguay Republic 7.875% 1/15/33 pay-in-kind		7,700	9,740
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	2,513
6% 12/9/20		4,800	3,480
7% 3/31/38		3,410	2,259
8.5% 10/8/14		8,760	8,607
9% 5/7/23 (Reg. S)		17,025	14,046
9.25% 9/15/27		3,108	2,618
9.25% 5/7/28 (Reg. S)		6,320	5,088
9.375% 1/13/34		5,025	4,070
10.75% 9/19/13		3,010	3,002
11.75% 10/21/26 (Reg. S)		10,940	10,284
11.95% 8/5/31 (Reg. S)		16,565	15,571
12.75% 8/23/22		19,095	19,429
13.625% 8/15/18		7,745	7,900
Vietnamese Socialist Republic:
1.3125% 3/12/16 (m)		3,371	3,068
4% 3/12/28 (f)		14,848	12,027
6.875% 1/15/16 (h)		5,320	5,613
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,448,973)			2,456,143
Supranational Obligations - 0.1%

Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,385	2,337
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	5,419	6,961
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,336)			9,298
Common Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Remy International, Inc.	122,400	$ 2,273
Automobiles - 0.1%
General Motors Co. (a)	6,679	222
General Motors Co.:
warrants 7/10/16 (a)	133,743	3,210
warrants 7/10/19 (a)	133,743	2,187
Motors Liquidation Co. GUC Trust (a)	36,934	1,134
		6,753
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	37,963	55
Station Holdco LLC (a)(r)(s)	4,989,172	7,284
Station Holdco LLC:
unit (r)(s)	57,186	4
warrants 6/15/18 (a)(r)(s)	198,954	12
		7,355
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	0
HMH Holdings, Inc. warrants 6/22/19 (a)(s)	32,078	48
RDA Holding Co. warrants 2/19/14 (a)(s)	9,559	0
		48
TOTAL CONSUMER DISCRETIONARY		16,429
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	142,776	642
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	0
Airlines - 0.0%
Delta Air Lines, Inc.	20,500	384
Building Products - 0.1%
Nortek, Inc. (a)	253,462	16,331
Nortek, Inc. warrants 12/7/14 (a)	7,154	136
		16,467
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	$ 0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	507
Class B (a)	2,029	169
		676
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(h)	406,682	9,301
TOTAL INDUSTRIALS		26,828
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	5,625	124
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	896
Spansion, Inc. Class A (a)	2,476	31
		927
TOTAL INFORMATION TECHNOLOGY		1,051
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	467	31
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	569
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	38,307	1,233
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	850,197	221
NewPage Corp.	19,100	1,757
		1,978
TOTAL MATERIALS		3,811
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	$ 223
TOTAL COMMON STOCKS (Cost $63,525)		48,984
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	4,000	5,034
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	57,438	410
TOTAL CONVERTIBLE PREFERRED STOCKS		5,444
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	300,475	7,139
Wells Fargo & Co. 5.20%	654,311	15,317
		22,456
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (h)	25,686	24,273
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	390,000	9,204
TOTAL FINANCIALS		55,933
TOTAL PREFERRED STOCKS (Cost $52,569)		61,377
Floating Rate Loans - 1.7%
		Principal Amount (000s)(e)	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (m)		$ 1,585	$ 1,591
Tranche 2LN, term loan 8.75% 2/20/20 (m)		1,575	1,589
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (m)		2,295	2,393
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4433% 1/28/18 (m)		2,874	2,544
Mesquite Gaming LLC term loan 8.5% 8/1/15 (m)		249	222
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)		2,652	2,629
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (m)		900	932
			11,900
Media - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8454% 1/29/16 (m)		1,840	1,679
Clear Channel Communications, Inc. Tranche D, term loan 6.9454% 1/30/19 (m)		5,428	4,939
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (m)		2,815	2,836
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	8	7
Tranche B, term loan 18% 1/15/49 pay-in-kind (a)	CAD	3	3
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (m)		4,274	4,199
TWCC Holding Corp. Tranche 2LN, term loan 7% 12/13/20 (m)		3,010	3,033
			16,696
TOTAL CONSUMER DISCRETIONARY			28,596
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (m)		545	553
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (m)		2,865	2,886
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (m)		515	520
			3,959
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/26/18 (m)		$ 3,239	$ 3,353
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (m)		3,218	3,201
Crestwood Holdings Partners LLC Tranche B, term loan 6.2305% 5/24/19 (m)		4,540	4,563
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)		2,000	2,035
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)		1,010	1,019
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (m)		1,270	1,262
			15,433
FINANCIALS - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (m)		3	3
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (m)		298	297
Credit-Linked Deposit 4.4537% 10/10/16 (m)		567	567
			864
TOTAL FINANCIALS			867
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 2.95% 10/20/15 (m)		3,844	3,844
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (m)		5,364	5,344
			9,188
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (m)		12,643	12,643
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (m)		4,997	5,010
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (m)		1,504	1,527
			19,180
TOTAL HEALTH CARE			28,368
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 2.03% 12/31/18 (m)		$ 7,952	$ 7,395
Commercial Services & Supplies - 0.1%
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (m)		1,745	1,732
Tranche B 2LN, term loan 8.25% 11/30/20 (m)		1,490	1,471
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (m)		2,195	2,239
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (m)		3,092	3,061
			8,503
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (m)		8,783	8,816
TOTAL INDUSTRIALS			24,714
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (m)		12,513	12,404
Electronic Equipment & Components - 0.0%
Flextronics International Ltd.:
Tranche B A1, term loan 2.4454% 10/1/14 (m)		139	139
Tranche B A2, term loan 2.4454% 10/1/14 (m)		300	300
Tranche B A3, term loan 2.4454% 10/1/14 (m)		350	350
Tranche BA, term loan 2.4454% 10/1/14 (m)		485	485
			1,274
IT Services - 0.0%
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (m)		860	845
Software - 0.1%
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (m)		640	636
Tranche 2LN, term loan 8.25% 5/22/21 (m)		300	298
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (m)		$ 6,160	$ 6,314
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (m)		1,386	1,390
			8,638
TOTAL INFORMATION TECHNOLOGY			23,161
MATERIALS - 0.0%
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (m)		2,758	2,756
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (m)		811	806
Tranche B 2LN, term loan 8.75% 1/25/21 (m)		490	494
			1,300
TOTAL MATERIALS			4,056
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)		7,212	7,086
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (m)		395	399
			7,485
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (m)		3,385	3,360
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15		485	495
			3,855
TOTAL TELECOMMUNICATION SERVICES			11,340
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
UTILITIES - 0.4%
Electric Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7199% 10/10/17 (m)		$ 52,601	$ 36,887
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)		2,650	2,617
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. Tranche B, term loan 4% 4/1/18 (m)		5	5
LSP Madison Funding LLC Tranche 1LN, term loan 5.576% 6/28/19 (m)		3,070	3,078
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (m)		2,470	2,467
			5,550
TOTAL UTILITIES			45,054
TOTAL FLOATING RATE LOANS (Cost $186,021)			185,548
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)		4,459	4,057
Goldman Sachs 1.1875% 12/14/19 (m)		4,086	3,718
1.1875% 12/14/19 (m)		2,919	2,656
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,191)			10,431
Fixed-Income Funds - 0.6%
	Shares
Fidelity Floating Rate Central Fund (n) (Cost $39,099)	574,640	60,849
Preferred Securities - 0.6%
	Principal Amount (000s)(e)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 8,580	$ 8,986
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	7,335	7,348
		16,334
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)	3,330	3,439
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (h)(i)	2,800	2,510
FINANCIALS - 0.4%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (i)(m)	2,035	2,347
Diversified Financial Services - 0.4%
Bank of America Corp.:
5.2% (i)(m)	8,930	8,435
8% (i)(m)	3,065	3,505
8.125% (i)(m)	2,245	2,538
Citigroup, Inc. 5.95% (i)(m)	23,110	23,922
		38,400
TOTAL FINANCIALS		40,747
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (i)	350	348
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	7,690	6,971
TOTAL PREFERRED SECURITIES (Cost $69,419)		70,349
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	$ 0
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.13% (b) (Cost $326,363)	326,362,751	326,363
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $10,955,552)		11,127,288
NET OTHER ASSETS (LIABILITIES) (c) - 0.2%		26,900
NET ASSETS - 100%		$ 11,154,188
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 7/1/43	$ (32,200)	(31,450)
3% 7/1/43	(32,200)	(31,451)
TOTAL TBA SALE COMMITMENTS (Proceeds $63,447)		$ (62,901)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
573 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2013	$ 126,060	$ (243)
75 CBOT 30 Year U.S. Treasury Bond Contracts	Sept. 2013	10,188	(284)
27 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	3,977	(152)
TOTAL PURCHASED		$ 140,225	$ (679)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
106 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2013	$ 12,831	$ (61)
		$ 153,056	$ (740)

The face value of futures purchased as a percentage of net assets is 1.2%

The face value of futures sold as a percentage of net assets is 0.1%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2043	$ 45,741	3-month LIBOR	3.25%	$ 1,708	$ -	$ 1,708

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral of $25,580,000 received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,180,944,000 or 19.6% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $438,000.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,051,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,581,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 253
Fidelity Floating Rate Central Fund	1,554
Total	$ 1,807
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 60,326	$ -	$ -	$ 60,849	4.5%
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,463	$ 9,026	$ 5,034	$ 7,403
Consumer Staples	1,052	-	642	410
Financials	55,933	31,660	24,273	-
Industrials	26,828	16,851	-	9,977
Information Technology	1,051	1,051	-	-
Materials	3,811	821	-	2,990
Utilities	223	223	-	-
Corporate Bonds	4,605,809	-	4,605,545	264
U.S. Government and Government Agency Obligations	2,276,618	-	2,276,618	-
U.S. Government Agency - Mortgage Securities	558,549	-	558,549	-
Asset-Backed Securities	4,794	-	4,794	-
Collateralized Mortgage Obligations	358,250	-	358,250	-
Commercial Mortgage Securities	93,926	-	93,926	-
Foreign Government and Government Agency Obligations	2,456,143	-	2,449,361	6,782
Supranational Obligations	9,298	-	9,298	-
Floating Rate Loans	185,548	-	170,470	15,078
Sovereign Loan Participations	10,431	-	-	10,431
Fixed-Income Funds	60,849	60,849	-	-
Preferred Securities	70,349	-	70,349	-
Other	-	-	-	-
Money Market Funds	326,363	326,363	-	-
Total Investments in Securities:	$ 11,127,288	$ 446,844	$ 10,627,109	$ 53,335
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments: (Amounts in thousands)
Assets
Swaps	$ 1,708	$ -	$ 1,708	$ -
Liabilities
Futures Contracts	$ (740)	$ (740)	$ -	$ -
Total Derivative Instruments:	$ 968	$ (740)	$ 1,708	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (62,901)	$ -	$ (62,901)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (740)
Swaps (b)	1,708	-
Total Value of Derivatives	$ 1,708	$ (740)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	64.7%
Canada	3.5%
Germany	2.9%
United Kingdom	2.6%
Japan	2.4%
Luxembourg	2.2%
Italy	2.1%
Venezuela	1.9%
Netherlands	1.4%
Mexico	1.3%
Bermuda	1.1%
Argentina	1.1%
Turkey	1.1%
France	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,033) - See accompanying schedule: Unaffiliated issuers (cost $10,590,090)	$ 10,740,076
Fidelity Central Funds (cost $365,462)	387,212
Total Investments (cost $10,955,552)		$ 11,127,288
Cash		33,417
Receivable for investments sold, regular delivery		409,341
Receivable for TBA sale commitments		63,447
Receivable for fund shares sold		12,999
Dividends receivable		162
Interest receivable		130,000
Distributions receivable from Fidelity Central Funds		286
Other receivables		1
Total assets		11,776,941

Liabilities
Payable for investments purchased Regular delivery	$ 327,915
Delayed delivery	142,287
TBA sale commitments, at value	62,901
Payable for fund shares redeemed	46,688
Distributions payable	6,778
Accrued management fee	5,415
Distribution and service plan fees payable	3,253
Payable for daily variation margin for derivative instruments	202
Other affiliated payables	1,581
Other payables and accrued expenses	153
Collateral on securities loaned, at value	25,580
Total liabilities		622,753

Net Assets		$ 11,154,188
Net Assets consist of:
Paid in capital		$ 10,846,026
Undistributed net investment income		84,228
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,425
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		170,509
Net Assets		$ 11,154,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,966,988 ÷ 407,742 shares)	$ 12.18

Maximum offering price per share (100/96.00 of $12.18)	$ 12.69
Class T: Net Asset Value and redemption price per share ($1,414,267 ÷ 116,157 shares)	$ 12.18

Maximum offering price per share (100/96.00 of $12.18)	$ 12.69
Class B: Net Asset Value and offering price per share ($165,262 ÷ 13,524 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($2,040,589 ÷ 167,916 shares)A	$ 12.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,567,082 ÷ 208,140 shares)	$ 12.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 3,555
Interest		265,627
Income from Fidelity Central Funds		1,807
Total income		270,989

Expenses
Management fee	$ 34,071
Transfer agent fees	8,756
Distribution and service plan fees	20,512
Accounting and security lending fees	830
Custodian fees and expenses	204
Independent trustees' compensation	23
Registration fees	203
Audit	61
Legal	33
Miscellaneous	67
Total expenses before reductions	64,760
Expense reductions	(3)	64,757
Net investment income (loss)		206,232
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,082
Foreign currency transactions	(1,493)
Futures contracts	(977)
Swaps	8,942
Total net realized gain (loss)		80,554
Change in net unrealized appreciation (depreciation) on: Investment securities	(564,134)
Assets and liabilities in foreign currencies	550
Futures contracts	(593)
Swaps	(581)
Delayed delivery commitments	546
Total change in net unrealized appreciation (depreciation)		(564,212)
Net gain (loss)		(483,658)
Net increase (decrease) in net assets resulting from operations		$ (277,426)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 206,232	$ 423,653
Net realized gain (loss)	80,554	177,978
Change in net unrealized appreciation (depreciation)	(564,212)	513,247
Net increase (decrease) in net assets resulting from operations	(277,426)	1,114,878
Distributions to shareholders from net investment income	(194,830)	(387,905)
Distributions to shareholders from net realized gain	(1,940)	(183,452)
Total distributions	(196,770)	(571,357)
Share transactions - net increase (decrease)	(708,648)	1,696,996
Total increase (decrease) in net assets	(1,182,844)	2,240,517

Net Assets
Beginning of period	12,337,032	10,096,515
End of period (including undistributed net investment income of $84,228 and undistributed net investment income of $72,826, respectively)	$ 11,154,188	$ 12,337,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.221	.479	.536	.622	.681	.600
Net realized and unrealized gain (loss)	(.519)	.776	.009	.500	2.345	(1.826)
Total from investment operations	(.298)	1.255	.545	1.122	3.026	(1.226)
Distributions from net investment income	(.210)	(.442)	(.572)	(.582)	(.566)	(.554)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.212)	(.635)	(.855)	(.872)	(.666)	(.624)
Net asset value, end of period	$ 12.18	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77
Total Return B, C, D	(2.39)%	10.57%	4.47%	9.48%	31.74%	(10.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	.98%	.99%	.99%	1.01%	1.02%
Expenses net of fee waivers, if any	.98% A	.98%	.99%	.99%	1.01%	1.02%
Expenses net of all reductions	.98% A	.98%	.99%	.99%	1.01%	1.02%
Net investment income (loss)	3.54% A	3.83%	4.29%	5.00%	6.14%	5.49%
Supplemental Data
Net assets, end of period (in millions)	$ 4,967	$ 5,582	$ 4,746	$ 4,169	$ 3,725	$ 2,174
Portfolio turnover rate G	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.221	.479	.536	.621	.675	.607
Net realized and unrealized gain (loss)	(.509)	.766	.009	.511	2.341	(1.832)
Total from investment operations	(.288)	1.245	.545	1.132	3.016	(1.225)
Distributions from net investment income	(.210)	(.442)	(.572)	(.582)	(.566)	(.555)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.212)	(.635)	(.855)	(.872)	(.666)	(.625)
Net asset value, end of period	$ 12.18	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77
Total Return B, C, D	(2.31)%	10.49%	4.48%	9.57%	31.64%	(10.97)%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	.98%	.98%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.98% A	.98%	.98%	.99%	1.01%	1.01%
Expenses net of all reductions	.98% A	.98%	.98%	.99%	1.01%	1.01%
Net investment income (loss)	3.54% A	3.83%	4.29%	5.00%	6.14%	5.50%
Supplemental Data
Net assets, end of period (in millions)	$ 1,414	$ 1,554	$ 1,471	$ 1,571	$ 1,579	$ 1,337
Portfolio turnover rate G	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65
Income from Investment Operations
Net investment income (loss) E	.177	.391	.449	.535	.600	.525
Net realized and unrealized gain (loss)	(.510)	.765	.007	.509	2.348	(1.831)
Total from investment operations	(.333)	1.156	.456	1.044	2.948	(1.306)
Distributions from net investment income	(.165)	(.353)	(.483)	(.494)	(.488)	(.474)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.167)	(.546)	(.766)	(.784)	(.588)	(.544)
Net asset value, end of period	$ 12.22	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80
Total Return B, C, D	(2.65)%	9.67%	3.72%	8.77%	30.72%	(11.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.70% A	1.69%	1.69%	1.70%	1.72%	1.76%
Expenses net of fee waivers, if any	1.70% A	1.69%	1.69%	1.70%	1.72%	1.75%
Expenses net of all reductions	1.70% A	1.69%	1.69%	1.70%	1.72%	1.75%
Net investment income (loss)	2.82% A	3.12%	3.59%	4.30%	5.43%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 165	$ 204	$ 244	$ 307	$ 348	$ 267
Portfolio turnover rate G	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60
Income from Investment Operations
Net investment income (loss) E	.173	.384	.441	.528	.597	.517
Net realized and unrealized gain (loss)	(.518)	.767	.010	.512	2.327	(1.817)
Total from investment operations	(.345)	1.151	.451	1.040	2.924	(1.300)
Distributions from net investment income	(.163)	(.348)	(.478)	(.490)	(.484)	(.470)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.165)	(.541)	(.761)	(.780)	(.584)	(.540)
Net asset value, end of period	$ 12.15	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76
Total Return B, C, D	(2.76)%	9.68%	3.71%	8.77%	30.60%	(11.59)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.73%	1.74%	1.74%	1.75%	1.79%
Expenses net of fee waivers, if any	1.74% A	1.73%	1.74%	1.74%	1.75%	1.79%
Expenses net of all reductions	1.74% A	1.73%	1.74%	1.74%	1.75%	1.79%
Net investment income (loss)	2.78% A	3.08%	3.54%	4.26%	5.40%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 2,041	$ 2,238	$ 1,824	$ 1,609	$ 1,336	$ 800
Portfolio turnover rate G	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72
Income from Investment Operations
Net investment income (loss) D	.239	.514	.570	.657	.710	.635
Net realized and unrealized gain (loss)	(.523)	.779	.003	.514	2.361	(1.835)
Total from investment operations	(.284)	1.293	.573	1.171	3.071	(1.200)
Distributions from net investment income	(.224)	(.470)	(.600)	(.611)	(.591)	(.580)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.226)	(.663)	(.883)	(.901)	(.691)	(.650)
Net asset value, end of period	$ 12.33	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87
Total Return B, C	(2.25)%	10.78%	4.66%	9.80%	31.92%	(10.67)%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.75%	.76%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.75% A	.75%	.76%	.76%	.78%	.78%
Expenses net of all reductions	.75% A	.75%	.76%	.76%	.78%	.78%
Net investment income (loss)	3.77% A	4.07%	4.52%	5.23%	6.37%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 2,567	$ 2,759	$ 1,812	$ 1,481	$ 1,156	$ 750
Portfolio turnover rate F	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 467,430
Gross unrealized depreciation	(254,268)
Net unrealized appreciation (depreciation) on securities and other investments	$ 213,162

Tax cost	$ 10,914,126

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation Depreciation)
Interest Rate Risk
Futures Contracts	$ (977)	$ (593)
Purchased Options	1,335	-
Swaps	8,942	(581)
Totals (a)	$ 9,300	$ (1,174)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to the fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

4. Derivative Instruments - continued

Options - continued

(depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,157,334 and $5,331,412, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,775	$ 153
Class T	-%	.25%	1,901	35
Class B	.65%	.25%	842	614
Class C	.75%	.25%	10,994	2,225
			$ 20,512	$ 3,027

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 256
Class T	37
Class B*	141
Class C*	148
$ 582

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,758.14
Class T	1,058.14
Class B	185.20
Class C	1,558.14
Institutional Class	2,197.16
	$ 8,756

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may

Semiannual Report

8. Security Lending - continued

experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $102.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 90,178	$ 184,852
Class T	25,309	53,316
Class B	2,439	6,329
Class C	28,412	56,930
Institutional Class	48,492	86,478
Total	$ 194,830	$ 387,905
From net realized gain
Class A	$ 878	$ 83,442
Class T	246	23,291
Class B	31	3,121
Class C	353	33,426
Institutional Class	432	40,172
Total	$ 1,940	$ 183,452

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	43,562	127,635	$ 550,327	$ 1,591,154
Reinvestment of distributions	5,474	16,767	68,787	210,697
Shares redeemed	(81,331)	(97,467)	(1,022,991)	(1,216,353)
Net increase (decrease)	(32,295)	46,935	$ (403,877)	$ 585,498
Class T
Shares sold	11,603	25,754	$ 146,580	$ 322,003
Reinvestment of distributions	1,704	5,144	21,402	64,574
Shares redeemed	(19,709)	(30,210)	(248,261)	(377,041)
Net increase (decrease)	(6,402)	688	$ (80,279)	$ 9,536
Class B
Shares sold	217	1,036	$ 2,745	$ 12,969
Reinvestment of distributions	151	585	1,909	7,368
Shares redeemed	(2,851)	(5,747)	(36,053)	(71,921)
Net increase (decrease)	(2,483)	(4,126)	$ (31,399)	$ (51,584)
Class C
Shares sold	14,306	46,989	$ 180,429	$ 585,374
Reinvestment of distributions	1,771	5,565	22,197	69,818
Shares redeemed	(25,001)	(27,147)	(313,602)	(338,449)
Net increase (decrease)	(8,924)	25,407	$ (110,976)	$ 316,743
Institutional Class
Shares sold	36,813	108,793	$ 470,441	$ 1,371,632
Reinvestment of distributions	3,027	7,682	38,506	97,784
Shares redeemed	(46,539)	(49,978)	(591,064)	(632,613)
Net increase (decrease)	(6,699)	66,497	$ (82,117)	$ 836,803

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SII-USAN-0813
1.787776.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.98%
Actual		$ 1,000.00	$ 976.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class T	.98%
Actual		$ 1,000.00	$ 976.90	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class B	1.70%
Actual		$ 1,000.00	$ 973.50	$ 8.32
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class C	1.74%
Actual		$ 1,000.00	$ 972.40	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Institutional Class	.75%
Actual		$ 1,000.00	$ 977.50	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.7	19.5
Fannie Mae	2.8	3.3
German Federal Republic	2.6	2.3
Freddie Mac	2.3	2.5
Japan Government	2.3	2.2
	28.7
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	7.8	9.7
Consumer Discretionary	7.0	6.6
Energy	6.7	5.9
Telecommunication Services	4.8	4.1
Industrials	4.7	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations† 28.8%	U.S. Government and U.S. Government Agency Obligations† 30.7%
AAA,AA,A 11.3%	AAA,AA,A 11.3%
BBB 9.9%	BBB 9.3%
BB 14.6%	BB 13.9%
B 22.2%	B 20.5%
CCC,CC,C 5.6%	CCC,CC,C 7.5%
D 0.0%	D 0.0%
Not Rated 2.8%	Not Rated 2.5%
Equities 1.0%	Equities 0.9%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 3.4%

† Includes NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2013 *	As of December 31, 2012 **
Preferred Securities 0.6%	Preferred Securities 0.3%
Corporate Bonds 41.3%	Corporate Bonds 38.0%
U.S. Government and U.S. Government Agency Obligations† 28.8%	U.S. Government and U.S. Government Agency Obligations† 30.7%
Foreign Government & Government Agency Obligations 22.0%	Foreign Government & Government Agency Obligations 21.5%
Floating Rate Loans 2.2%	Floating Rate Loans 5.1%
Stocks 1.0%	Stocks 0.9%
Other Investments 0.3%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.8%	Short-Term Investments and Net Other Assets (Liabilities) 3.4%

* Foreign investments	35.3%	** Foreign investments	34.2%
* Futures and swaps	0.7%	** Futures and swaps	(0.4)%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 41.3%
		Principal Amount (000s)(e)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 19,559
Nonconvertible Bonds - 41.1%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.5%
Affinia Group, Inc. 7.75% 5/1/21 (h)		1,015	1,023
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,862
Dana Holding Corp.:
6.5% 2/15/19		3,770	3,977
6.75% 2/15/21		1,400	1,484
Delphi Corp.:
5% 2/15/23		9,005	9,253
5.875% 5/15/19		5,365	5,700
6.125% 5/15/21		5,255	5,728
Exide Technologies 8.625% 2/1/18		2,135	1,281
International Automotive Components Group SA 9.125% 6/1/18 (h)		5,245	5,245
Lear Corp. 4.75% 1/15/23 (h)		6,305	5,990
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		2,855	2,812
Stoneridge, Inc. 9.5% 10/15/17 (h)		2,330	2,493
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,639
7.75% 8/15/18		1,545	1,653
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)		584	619
			55,759
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		2,365	2,831
General Motors Corp.:
6.75% 5/1/28 (d)		10,670	0
7.125% 7/15/13 (d)		1,605	0
7.2% 1/15/11 (d)		4,015	0
7.4% 9/1/25 (d)		500	0
7.7% 4/15/16 (d)		7,804	0
8.25% 7/15/23 (d)		4,845	0
8.375% 7/15/33 (d)		7,015	0
			2,831
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)		$ 1,500	$ 1,470
LKQ Corp. 4.75% 5/15/23 (h)		1,090	1,041
			2,511
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (h)		18,715	20,025
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	16,080	7,224
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,695	4,425
Chester Downs & Marina LLC 9.25% 2/1/20 (h)		1,520	1,459
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,526
FelCor Lodging LP 5.625% 3/1/23		4,185	4,070
Graton Economic Development Authority 9.625% 9/1/19 (h)		10,505	11,556
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,714
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)		4,990	5,140
MCE Finance Ltd. 5% 2/15/21 (h)		9,965	9,267
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(m)		2,333	2,193
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,402
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)		2,471	2,644
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		1,135	1,169
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)		4,360	4,251
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	717
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)		1,540	1,525
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)		7,515	7,252
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)		646	198
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (h)		7,305	6,721
5.375% 3/15/22		14,400	14,688
7.75% 8/15/20		22,030	24,453
			118,594
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		$ 3,165	$ 3,102
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		2,595	2,627
D.R. Horton, Inc. 4.375% 9/15/22		5,395	5,125
Jarden Corp. 6.125% 11/15/22		3,220	3,365
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		6,915	7,468
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	24,768
6.875% 2/15/21		6,200	6,510
7.125% 4/15/19		4,910	5,186
8.25% 2/15/21		6,920	6,851
8.5% 5/15/18 (f)		445	458
9.875% 8/15/19		4,100	4,387
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,571
8.375% 1/15/21		4,340	4,948
Tempur-Pedic International, Inc. 6.875% 12/15/20 (h)		2,010	2,121
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,495	1,390
5.875% 2/15/22		5,175	5,395
			86,272
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (h)		4,010	3,970
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,607
Media - 2.8%
AMC Networks, Inc. 4.75% 12/15/22		3,080	2,972
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,575	6,131
5.25% 3/15/21 (h)		4,975	4,900
5.25% 9/30/22		7,240	6,878
5.75% 9/1/23 (h)		3,940	3,802
6.5% 4/30/21		10,200	10,634
6.625% 1/31/22		8,220	8,610
7.375% 6/1/20		5,685	6,154
8.125% 4/30/20		6,955	7,598
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		$ 6,305	$ 6,415
Checkout Holding Corp. 0% 11/15/15 (h)		3,225	2,516
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (h)		4,875	4,680
5.125% 12/15/22		1,470	1,419
Clear Channel Communications, Inc.:
5.5% 9/15/14		485	473
9% 12/15/19 (h)		2,177	2,112
14% 2/1/21 pay-in-kind (h)		5,070	4,335
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (h)		7,985	8,185
6.5% 11/15/22 (h)		21,590	22,238
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	5,975	7,422
DISH DBS Corp.:
5% 3/15/23		21,765	20,894
5.125% 5/1/20 (h)		485	475
5.875% 7/15/22		37,945	38,609
6.75% 6/1/21		16,335	17,315
EchoStar Communications Corp. 7.125% 2/1/16		18,425	19,945
Liberty Media Corp. 8.5% 7/15/29		6,535	7,156
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		14,840	15,174
MDC Partners, Inc. 6.75% 4/1/20 (h)		3,930	3,930
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,469
Regal Entertainment Group:
5.75% 6/15/23		9,410	9,245
5.75% 2/1/25		1,425	1,389
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,956
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,742
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)		3,670	3,450
4.625% 5/15/23 (h)		2,450	2,266
5.25% 8/15/22 (h)		4,765	4,622
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,240
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,140	6,462
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)		$ 5,540	$ 5,312
WMG Acquisition Corp. 11.5% 10/1/18		15,140	17,373
			310,498
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,601
CST Brands, Inc. 5% 5/1/23 (h)		1,320	1,284
Limited Brands, Inc. 5.625% 2/15/22		6,880	6,949
Office Depot, Inc. 9.75% 3/15/19 (h)		3,730	4,509
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)		5,250	5,329
Sally Holdings LLC 6.875% 11/15/19		3,305	3,536
Sonic Automotive, Inc. 5% 5/15/23 (h)		800	776
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)		2,770	2,978
			26,962
Textiles, Apparel & Luxury Goods - 0.3%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(m)		5,495	5,632
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,865
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,145
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,638
PVH Corp. 4.5% 12/15/22		10,925	10,488
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (h)		1,475	1,446
			37,214
TOTAL CONSUMER DISCRETIONARY			666,243
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)		8,755	9,368
ESAL GmbH 6.25% 2/5/23 (h)		10,175	9,290
Grifols, Inc. 8.25% 2/1/18		4,920	5,264
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		9,880	9,435
Rite Aid Corp.:
6.75% 6/15/21 (h)(j)		9,730	9,560
8% 8/15/20		4,380	4,851
9.25% 3/15/20		8,445	9,311
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
10.25% 10/15/19		$ 1,835	$ 2,064
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)		1,465	1,549
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (h)		610	598
Tops Markets LLC 8.875% 12/15/17 (h)		2,820	3,046
			64,336
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (h)		2,155	2,271
B&G Foods, Inc. 4.625% 6/1/21		5,220	4,920
Dean Foods Co. 9.75% 12/15/18		5,075	5,722
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (h)		9,075	9,710
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		6,860	6,860
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (h)		3,315	3,472
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		1,680	1,537
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (h)(m)		425	438
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,064
Post Holdings, Inc. 7.375% 2/15/22		1,055	1,129
Smithfield Foods, Inc. 6.625% 8/15/22		4,710	5,063
			43,186
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)		1,415	1,472
6.625% 11/15/22 (h)		1,675	1,750
			3,222
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,693
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		1,235	1,161
NBTY, Inc. 9% 10/1/18		5,005	5,430
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Prestige Brands, Inc. 8.125% 2/1/20		$ 770	$ 841
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)		13,928	13,580
			22,705
TOTAL CONSUMER STAPLES			133,449
ENERGY - 6.5%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,165
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	3,595
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (h)		5,735	5,678
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)		3,410	3,401
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,699
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		2,298	2,355
Offshore Group Investment Ltd. 7.125% 4/1/23 (h)		6,185	6,046
Oil States International, Inc.:
5.125% 1/15/23 (h)		3,665	3,839
6.5% 6/1/19		3,855	3,990
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		9,695	10,083
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,657
Precision Drilling Corp. 6.5% 12/15/21		940	952
Pride International, Inc. 6.875% 8/15/20		3,150	3,738
Summit Midstream Holdings LLC 7.5% 7/1/21 (h)		2,035	2,066
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,615	1,696
Vier Gas Transport GmbH:
2% 6/12/20 (Reg. S)	EUR	2,200	2,828
2.875% 6/12/25 (Reg. S)	EUR	2,700	3,419
			62,207
Oil, Gas & Consumable Fuels - 6.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		7,005	6,497
Afren PLC 11.5% 2/1/16 (h)		3,175	3,493
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (h)		3,615	3,651
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (h)		3,175	2,858
6.625% 10/1/20 (h)		1,210	1,213
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,342
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		$ 3,750	$ 4,012
9.625% 8/1/20 (h)		4,800	5,184
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,523
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,043
Concho Resources, Inc.:
5.5% 4/1/23		13,120	12,923
6.5% 1/15/22		6,135	6,411
7% 1/15/21		2,855	3,069
Continental Resources, Inc.:
4.5% 4/15/23 (h)		7,475	7,251
5% 9/15/22		24,090	24,331
7.125% 4/1/21		2,540	2,769
8.25% 10/1/19		885	974
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		2,235	2,302
7.75% 4/1/19 (h)		4,590	4,751
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,215
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (h)		7,290	7,162
Denbury Resources, Inc. 8.25% 2/15/20		3,877	4,187
DTEK Finance BV 9.5% 4/28/15 (h)		521	528
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,228
Energy Partners Ltd. 8.25% 2/15/18		11,490	11,835
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,154
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	13,977
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,480
Forest Oil Corp. 7.5% 9/15/20 (h)		6,705	6,370
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (h)		2,400	2,376
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		2,740	2,726
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,433
GPN Capital SA 2.933% 4/26/18 (Reg. S)	EUR	4,350	5,404
Halcon Resources Corp. 8.875% 5/15/21		4,140	4,005
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)		3,765	3,878
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		$ 4,875	$ 4,778
Indo Energy Finance II BV 6.375% 1/24/23 (h)		2,525	2,209
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (h)		6,670	6,437
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	4,615	6,088
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		2,675	2,459
5.75% 4/30/43 (h)		3,905	3,448
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		3,510	3,791
7% 5/5/20 (h)		4,100	4,633
9.125% 7/2/18 (h)		4,825	5,766
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (h)		2,030	1,969
Laredo Pete, Inc. 7.375% 5/1/22		5,910	6,132
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)		1,660	1,581
7.75% 2/1/21		7,820	7,840
8.625% 4/15/20		8,900	9,345
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,290
6.25% 6/15/22		6,243	6,399
6.75% 11/1/20		1,880	1,979
Naftogaz of Ukraine NJSC 9.5% 9/30/14		6,550	6,501
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,044
6.875% 2/1/20		12,875	13,261
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (h)		2,245	2,267
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		7,324	7,763
Pan American Energy LLC 7.875% 5/7/21 (h)		6,125	5,895
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,885
Pemex Project Funding Master Trust:
6.625% 6/15/35		12,095	12,821
6.625% 6/15/38		465	487
8.625% 12/1/23		500	625
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 6.5% 5/15/21 (h)		$ 4,155	$ 3,999
Petrobras Global Finance BV 2.4141% 1/15/19 (m)		3,485	3,394
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,255
6.875% 1/20/40		4,400	4,383
8.375% 12/10/18		4,735	5,603
Petroleos de Venezuela SA:
4.9% 10/28/14		17,475	16,339
5.375% 4/12/27		5,720	3,432
5.5% 4/12/37		2,650	1,530
8% 11/17/13		9,365	9,365
8.5% 11/2/17 (h)		50,405	45,869
9% 11/17/21 (Reg. S)		7,325	6,153
9.75% 5/17/35 (h)		11,030	8,714
12.75% 2/17/22 (h)		17,105	17,233
Petroleos Mexicanos:
3.5% 1/30/23 (h)		4,295	3,962
4.875% 1/24/22		3,930	3,989
5.5% 1/21/21		4,960	5,315
5.5% 6/27/44		5,525	4,986
5.5% 6/27/44 (h)		1,915	1,726
6% 3/5/20		2,990	3,304
6.5% 6/2/41		8,205	8,472
6.625% (h)(i)		16,230	16,514
8% 5/3/19		2,695	3,288
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,174
PT Adaro Indonesia 7.625% 10/22/19 (h)		7,144	7,501
PT Pertamina Persero:
4.3% 5/20/23 (h)		600	552
4.875% 5/3/22 (h)		5,190	4,969
5.25% 5/23/21 (h)		3,385	3,351
5.625% 5/20/43 (h)		480	410
6% 5/3/42 (h)		4,240	3,964
6.5% 5/27/41 (h)		5,130	4,950
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,776
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,151
Range Resources Corp.:
5% 8/15/22		6,060	5,878
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.: - continued
5% 3/15/23		$ 9,130	$ 8,902
5.75% 6/1/21		2,030	2,081
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,783
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,452
9.5% 4/15/18		3,565	3,850
Sabine Pass Liquefaction LLC 5.625% 4/15/23 (h)		7,375	6,969
SemGroup Corp. 7.5% 6/15/21 (h)		4,100	4,162
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,568
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (h)		1,300	1,248
6.375% 8/1/22		1,995	2,090
6.875% 2/1/21		2,785	2,952
11.25% 7/15/17		4,265	4,489
Teekay Corp. 8.5% 1/15/20		3,695	4,009
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	668
7.625% 4/1/37		1,035	1,360
8.375% 6/15/32		1,155	1,545
Tesoro Corp.:
4.25% 10/1/17		2,970	3,044
5.375% 10/1/22		3,340	3,382
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (h)		1,010	1,000
Venoco, Inc. 8.875% 2/15/19		3,090	3,013
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,049
Western Refining, Inc. 6.25% 4/1/21 (h)		6,375	6,232
WPX Energy, Inc. 6% 1/15/22		7,035	7,088
Zhaikmunai International BV 7.125% 11/13/19 (h)		5,430	5,430
			669,115
TOTAL ENERGY			731,322
FINANCIALS - 6.5%
Capital Markets - 0.0%
Penson Worldwide, Inc. 12.5% 5/15/17 (d)(h)		3,580	859
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.6%
Access Finance BV 7.25% 7/25/17 (h)		$ 3,600	$ 3,546
Akbank T.A.S. 7.5% 2/5/18 (h)	TRY	5,015	2,379
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,580	4,809
BNP Paribas SA 2.5% 8/23/19	EUR	1,950	2,572
CBOM Finance PLC 8.25% 8/5/14		2,440	2,523
CIT Group, Inc.:
5% 8/15/22		8,305	8,243
5.25% 3/15/18		8,005	8,225
5.375% 5/15/20		10,385	10,632
5.5% 2/15/19 (h)		35,510	36,664
Credit Commercial de France 1.875% 1/16/20	EUR	9,500	12,158
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		1,745	1,536
Development Bank of Philippines 8.375% (i)(m)		6,540	6,998
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	145,600	2,399
Finansbank A/S:
5.15% 11/1/17 (h)		9,055	8,783
5.5% 5/11/16 (Reg. S)		2,190	2,168
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		6,095	6,339
HSBC SFH France SA 2% 10/16/23	EUR	5,200	6,553
HSBK (Europe) BV 7.25% 5/3/17 (h)		3,970	4,089
JSC Kazkommertsbank BV 8% 11/3/15 (h)		3,060	3,014
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		950	888
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		3,325	3,325
Magyar Export-Import Bank 5.5% 2/12/18 (h)		2,860	2,824
RSHB Capital SA 6% 6/3/21 (h)(m)		2,155	2,136
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		3,550	3,000
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		10,285	11,211
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		4,350	4,475
6.8% 11/22/25 (h)		4,640	4,959
6.902% 7/9/20 (h)		7,355	8,072
			174,520
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 2.6%
Ally Financial, Inc.:
5.5% 2/15/17		$ 7,530	$ 7,869
7.5% 9/15/20		47,655	54,922
8% 3/15/20		39,660	46,055
Ford Motor Credit Co. LLC:
4.25% 9/20/22		5,147	5,056
5.75% 2/1/21		2,370	2,567
5.875% 8/2/21		17,745	19,346
General Motors Acceptance Corp. 8% 11/1/31		27,890	33,329
GMAC LLC 8% 11/1/31		64,378	77,575
SLM Corp.:
5.5% 1/25/23		19,170	18,073
6% 1/25/17		9,240	9,517
7.25% 1/25/22		8,430	8,788
8% 3/25/20		7,185	7,742
			290,839
Diversified Financial Services - 1.5%
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	6,037
Barry Callebaut Services NV 5.5% 6/15/23 (h)		5,915	5,811
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,200	6,966
Canada Housing Trust No. 1 2.35% 9/15/23 (h)	CAD	20,350	18,338
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,590	1,725
Citigroup, Inc. 5.9% (i)(m)		13,975	13,835
FMS Wertmanagement AoeR 3% 9/8/21	EUR	11,500	16,339
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)		2,880	2,801
4.25% 5/15/23 (h)		2,520	2,347
6.75% 6/1/18		6,140	6,677
GTB Finance BV 7.5% 5/19/16 (h)		4,175	4,342
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		4,195	4,447
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		6,865	7,088
8% 1/15/18		9,727	10,213
Indo Energy Finance BV 7% 5/7/18 (h)		6,210	6,086
Landry's Acquisition Co. 9.375% 5/1/20 (h)		905	953
Magnesita Finance Ltd. 8.625% (h)(i)		2,595	2,569
TMK Capital SA 7.75% 1/27/18		7,425	7,388
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		$ 5,625	$ 6,173
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		3,160	3,223
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,900	7,229
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)		25,860	26,054
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		6,320	6,630
			173,271
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (h)		2,460	2,614
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20 (h)		4,935	4,812
4.625% 5/1/23 (h)		4,935	4,836
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	8,432
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	14,295
7.5% 2/15/20		4,860	5,200
The Geo Group, Inc.:
5.125% 4/1/23 (h)		1,910	1,834
7.75% 10/15/17		2,845	2,973
			42,382
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc.:
5% 3/15/23		7,430	7,021
6.625% 10/15/20		5,565	5,871
Realogy Corp.:
7.625% 1/15/20 (h)		6,330	6,868
7.875% 2/15/19 (h)		5,680	5,992
9% 1/15/20 (h)		3,740	4,170
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		7,370	7,002
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Taylor Morrison Communities, Inc./Monarch Communities, Inc.: - continued
7.75% 4/15/20 (h)		$ 2,754	$ 2,967
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,488	3,951
			43,842
TOTAL FINANCIALS			728,327
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		2,270	2,463
Health Care Providers & Services - 3.4%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	4,943
7.125% 7/15/20		16,025	16,586
8% 11/15/19		14,495	15,401
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,910
DaVita, Inc.:
5.75% 8/15/22		9,960	9,935
6.375% 11/1/18		12,740	13,298
6.625% 11/1/20		10,185	10,771
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (h)		15,215	15,748
5.875% 1/31/22 (h)		16,815	17,572
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	5,796
HCA Holdings, Inc.:
6.25% 2/15/21		5,850	5,952
7.75% 5/15/21		38,425	41,211
HCA, Inc.:
4.75% 5/1/23		6,115	5,855
5.875% 3/15/22		19,190	19,694
5.875% 5/1/23		20,650	20,598
6.5% 2/15/20		9,920	10,676
7.25% 9/15/20		38,835	41,651
7.5% 2/15/22		12,110	13,336
8% 10/1/18		1,365	1,568
Health Management Associates, Inc. 7.375% 1/15/20		2,985	3,254
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.:
5.75% 11/1/24		$ 3,000	$ 2,918
8.125% 2/15/20		7,395	7,987
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,035	4,073
InVentiv Health, Inc. 11% 8/15/18 (h)		905	769
ResCare, Inc. 10.75% 1/15/19		2,735	3,063
Rotech Healthcare, Inc. 10.5% 3/15/18 (d)		2,475	1,262
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	2,990
8.125% 11/1/18		2,980	3,196
Tenet Healthcare Corp.:
4.375% 10/1/21 (h)		9,740	8,985
4.5% 4/1/21 (h)		4,300	3,988
4.75% 6/1/20		3,960	3,816
6.25% 11/1/18		38,116	40,117
6.75% 2/1/20		4,290	4,161
6.875% 11/15/31		11,540	9,924
8% 8/1/20		7,245	7,490
UHS Escrow Corp. 7% 10/1/18		1,020	1,066
			381,560
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)		4,860	5,310
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (h)		4,285	4,714
			10,024
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)		3,970	4,367
Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)		9,090	9,101
6.875% 12/1/18 (h)		8,900	9,123
VPI Escrow Corp. 6.375% 10/15/20 (h)		18,005	17,780
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
VPII Escrow Corp.:
6.75% 8/15/18 (h)(j)		$ 14,250	$ 14,624
7.5% 7/15/21 (h)(j)		7,215	7,495
			58,123
TOTAL HEALTH CARE			456,537
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	468
12% 11/1/14 pay-in-kind		1,521	1,535
Bombardier, Inc. 6.125% 1/15/23 (h)		4,810	4,786
GenCorp, Inc. 7.125% 3/15/21 (h)		1,340	1,387
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		15,595	16,667
7.125% 3/15/21		1,675	1,801
Triumph Group, Inc. 4.875% 4/1/21 (h)		4,990	4,965
			31,609
Airlines - 0.7%
Air Canada:
4.125% 5/15/25 (h)		2,630	2,623
5.375% 11/15/22 (h)		1,725	1,721
9.25% 8/1/15 (h)		7,170	7,511
Aviation Capital Group Corp. 4.625% 1/31/18 (h)		3,555	3,499
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		766	812
6.125% 4/29/18 (h)		1,720	1,737
7.25% 11/10/19		4,312	5,045
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,835	9,988
8.021% 8/10/22		3,184	3,478
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26		3,050	2,875
Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,300
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,960	2,146
8.028% 11/1/17		532	561
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways Group, Inc. 6.125% 6/1/18		$ 7,310	$ 6,890
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,712	5,324
Series 2012-2:
Class A, 4.625% 12/3/26		2,400	2,352
Class B, 6.75% 12/3/22		1,875	1,950
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27		5,585	5,376
Class B, 5.375% 5/15/23		2,310	2,270
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,049	6,911
United Continental Holdings, Inc. 6.375% 6/1/18		960	943
			76,312
Building Products - 0.1%
Gibraltar Industries, Inc. 6.25% 2/1/21 (h)		770	778
HD Supply, Inc.:
8.125% 4/15/19		2,405	2,633
11% 4/15/20		4,560	5,312
Nortek, Inc. 8.5% 4/15/21 (h)		2,705	2,867
			11,590
Commercial Services & Supplies - 0.5%
ADS Tactical, Inc. 11% 4/1/18 (h)		1,640	1,583
American Reprographics Co. 10.5% 12/15/16		4,570	4,524
Bakercorp International, Inc. 8.25% 6/1/19		2,915	2,828
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,073
5.25% 8/1/20		3,395	3,446
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,180
Garda World Security Corp. 9.75% 3/15/17 (h)		2,260	2,390
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,563
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)		885	887
R.R. Donnelley & Sons Co. 7.875% 3/15/21		4,975	5,075
Tervita Corp.:
8% 11/15/18 (h)		4,295	4,316
9.75% 11/1/19 (h)		4,890	4,548
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Rentals North America, Inc. 8.375% 9/15/20		$ 6,995	$ 7,555
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)		3,355	2,785
			51,753
Construction & Engineering - 0.2%
MasTec, Inc. 4.875% 3/15/23		5,255	4,992
Odebrecht Finance Ltd. 7.5% (h)(i)		12,845	12,717
			17,709
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (h)		2,505	2,411
6.5% 5/15/19 (h)		5,310	5,476
			7,887
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschappij NV 2.875% 3/10/28	EUR	3,505	4,477
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (h)		4,880	4,636
Terex Corp. 6% 5/15/21		12,145	12,266
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)		3,460	3,806
			20,708
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,656
Navios Maritime Holdings, Inc. 8.875% 11/1/17		11,300	11,724
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19		1,320	1,416
9.25% 4/15/19 (h)		1,385	1,485
Ultrapetrol (Bahamas) Ltd.:
8.875% 6/15/21 (h)		3,240	3,240
9% 11/24/14		2,050	2,053
			22,574
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (h)		2,575	2,781
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21		439	498
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kenan Advantage Group, Inc. 8.375% 12/15/18 (h)		$ 4,670	$ 4,857
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)		3,485	3,781
Shortline PLC 9.5% 5/21/18 (h)		1,900	1,734
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,632
Western Express, Inc. 12.5% 4/15/15 (h)		4,010	2,647
			21,930
Trading Companies & Distributors - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)		1,185	1,179
Aircastle Ltd.:
6.25% 12/1/19		5,850	6,077
6.75% 4/15/17		4,635	4,867
7.625% 4/15/20		3,750	4,125
9.75% 8/1/18		9,000	9,878
International Lease Finance Corp.:
3.875% 4/15/18		7,100	6,674
4.625% 4/15/21		6,645	6,147
5.75% 5/15/16		7,580	7,789
5.875% 4/1/19		19,260	19,453
6.25% 5/15/19		19,100	19,625
6.75% 9/1/16 (h)		6,715	7,252
7.125% 9/1/18 (h)		27,064	29,906
8.25% 12/15/20		21,490	24,149
8.625% 1/15/22		21,585	24,823
8.75% 3/15/17		16,360	18,282
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)		1,505	1,460
			191,686
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		6,835	6,288
TOTAL INDUSTRIALS			464,523
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Avaya, Inc. 10.5% 3/1/21 (h)		5,140	3,804
Brocade Communications Systems, Inc.:
4.625% 1/15/23 (h)		3,330	3,122
6.875% 1/15/20		765	811
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 9,235	$ 6,996
6.5% 1/15/28		4,045	3,034
			17,767
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (h)		9,740	9,083
7% 11/1/21		6,295	6,736
			15,819
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		2,155	2,274
Flextronics International Ltd.:
4.625% 2/15/20 (h)		4,785	4,641
5% 2/15/23 (h)		2,495	2,414
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,551
			11,880
Internet Software & Services - 0.1%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)		3,595	3,667
IAC/InterActiveCorp 4.75% 12/15/22 (h)		6,150	5,812
j2 Global, Inc. 8% 8/1/20		3,460	3,616
VeriSign, Inc. 4.625% 5/1/23 (h)		4,375	4,244
			17,339
IT Services - 0.4%
Audatex North America, Inc. 6% 6/15/21 (h)		7,195	7,213
Ceridian Corp. 11% 3/15/21 (h)		2,360	2,608
Fidelity National Information Services, Inc. 7.875% 7/15/20		3,910	4,301
First Data Corp. 11.75% 8/15/21 (h)		7,305	6,575
NeuStar, Inc. 4.5% 1/15/23 (h)		1,850	1,748
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		11,774	12,510
13.375% 10/15/19		8,365	9,243
			44,198
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		$ 5,520	$ 5,410
5.75% 2/15/21 (h)		5,005	5,068
5.75% 3/15/23 (h)		3,030	3,068
9.75% 8/1/18 (h)		3,382	3,784
Spansion LLC 11.25% 1/15/16 (d)(h)		4,255	0
STATS ChipPAC Ltd. 4.5% 3/20/18 (h)		955	912
			18,242
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (h)		2,445	2,414
SAP AG 2.125% 11/13/19	EUR	8,600	11,097
			13,511
TOTAL INFORMATION TECHNOLOGY			138,756
MATERIALS - 3.6%
Chemicals - 1.4%
Axiall Corp. 4.875% 5/15/23 (h)		1,585	1,506
Eagle Spinco, Inc. 4.625% 2/15/21 (h)		2,690	2,576
Hexion U.S. Finance Corp. 6.625% 4/15/20 (h)		11,765	11,706
INEOS Group Holdings SA 6.125% 8/15/18 (h)		4,895	4,699
LyondellBasell Industries NV:
5% 4/15/19		7,200	7,834
5.75% 4/15/24		7,200	7,918
6% 11/15/21		20,050	22,530
Momentive Performance Materials, Inc.:
9% 1/15/21		2,205	1,891
10% 10/15/20		17,435	18,132
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		34,440	35,990
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		2,020	2,020
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(m)		7,545	7,545
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)		3,202	3,394
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (h)		3,380	3,312
PolyOne Corp.:
5.25% 3/15/23 (h)		3,085	3,116
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
PolyOne Corp.: - continued
7.375% 9/15/20		$ 1,845	$ 2,011
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)		2,120	2,104
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)		1,245	1,387
TPC Group, Inc. 8.75% 12/15/20 (h)		7,335	7,445
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		9,985	9,586
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)		2,450	2,517
			159,219
Construction Materials - 0.3%
CEMEX Espana SA (Luxembourg) 9.25% 5/12/20 (h)		2,860	3,003
CEMEX Finance LLC 9.375% 10/12/22 (h)		2,430	2,643
CEMEX SA de CV:
5.2756% 9/30/15 (h)(m)		5,330	5,410
9.5% 6/15/18 (h)		8,990	9,709
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		3,215	3,279
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)		3,310	3,542
			27,586
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (h)		1,145	1,065
7% 11/15/20 (h)		3,005	2,885
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		2,060	2,163
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,425
7.5% 12/15/96		3,685	3,482
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,493
Rock-Tenn Co. 4.9% 3/1/22		1,380	1,424
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)		2,600	2,743
8.375% 6/15/19 (h)		3,515	3,708
Sealed Air Corp. 5.25% 4/1/23 (h)		2,540	2,470
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc. 5% 4/1/20		$ 9,600	$ 9,456
Tekni-Plex, Inc. 9.75% 6/1/19 (h)		3,480	3,698
			47,012
Metals & Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (h)		33	66
9% 12/15/14 pay-in-kind (d)(m)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (h)		3,935	4,210
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)		1,040	1,056
Edgen Murray Corp. 8.75% 11/1/20 (h)		5,920	5,861
EVRAZ Group SA:
6.5% 4/22/20 (h)		2,625	2,369
8.25% 11/10/15 (h)		8,815	9,300
9.5% 4/24/18 (Reg. S)		3,150	3,339
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)		6,325	6,151
6.875% 2/1/18 (h)		7,685	7,589
6.875% 4/1/22 (h)		9,290	9,011
8.25% 11/1/19 (h)		20,335	20,894
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (h)		4,665	3,825
IAMGOLD Corp. 6.75% 10/1/20 (h)		18,720	15,818
Inmet Mining Corp. 7.5% 6/1/21 (h)		3,015	2,887
Metinvest BV 10.25% 5/20/15 (h)		5,070	5,197
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)		2,265	1,653
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)		1,135	897
Mongolian Mining Corp. 8.875% 3/29/17 (h)		1,960	1,666
New Gold, Inc.:
6.25% 11/15/22 (h)		4,520	4,305
7% 4/15/20 (h)		1,480	1,487
Nord Gold NV 6.375% 5/7/18 (h)		3,625	3,081
Polyus Gold International Ltd. 5.625% 4/29/20 (h)		4,865	4,622
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)		1,685	1,803
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		3,435	3,521
RathGibson, Inc. 11.25% 2/15/14 (d)		5,755	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)		7,005	7,075
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.: - continued
11.25% 10/15/18 (h)		$ 10,610	$ 10,690
Severstal Columbus LLC 10.25% 2/15/18		5,200	5,499
Southern Copper Corp.:
6.75% 4/16/40		2,685	2,640
7.5% 7/27/35		3,875	4,146
Steel Dynamics, Inc. 5.25% 4/15/23 (h)		2,365	2,330
			152,988
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,428
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,323
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (m)		950	547
NewPage Corp.:
6.5241% 5/1/49 (d)(m)		1,770	0
11.375% 12/31/14 (d)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		5,480	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,220
			10,518
TOTAL MATERIALS			397,323
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		3,155	3,407
Altice Financing SA 7.875% 12/15/19 (h)		4,820	5,037
Altice Finco SA 9.875% 12/15/20 (h)		5,655	6,051
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,742
9% 8/15/31		3,655	3,618
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,682
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)		5,424	5,681
Eileme 2 AB 11.625% 1/31/20 (h)		9,395	10,757
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		4,990	4,940
Frontier Communications Corp.:
7.625% 4/15/24		8,475	8,496
8.5% 4/15/20		12,120	13,378
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Frontier Communications Corp.: - continued
8.75% 4/15/22		$ 6,585	$ 7,178
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		2,845	3,001
Intelsat Luxembourg SA 7.75% 6/1/21 (h)		1,280	1,293
Level 3 Communications, Inc. 8.875% 6/1/19		1,640	1,689
Level 3 Financing, Inc.:
8.125% 7/1/19		3,845	3,999
8.625% 7/15/20		8,760	9,286
Lynx I Corp. 5.375% 4/15/21 (h)		3,220	3,220
Lynx II Corp. 6.375% 4/15/23 (h)		1,820	1,834
SBA Telecommunications, Inc. 5.75% 7/15/20 (h)		3,605	3,614
Sprint Capital Corp.:
6.875% 11/15/28		34,365	32,990
8.75% 3/15/32		32,226	35,449
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		2,585	2,663
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	9,850	12,267
TW Telecom Holdings, Inc. 5.375% 10/1/22		3,935	3,905
U.S. West Communications:
6.875% 9/15/33		2,535	2,453
7.25% 9/15/25		535	598
7.25% 10/15/35		1,455	1,462
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,009
			200,699
Wireless Telecommunication Services - 2.9%
Crown Castle International Corp. 5.25% 1/15/23		8,270	7,939
Digicel Group Ltd.:
6% 4/15/21 (h)		28,475	27,194
7% 2/15/20 (h)		980	975
8.25% 9/1/17 (h)		10,205	10,613
8.25% 9/30/20 (h)		47,595	49,261
10.5% 4/15/18 (h)		34,610	36,687
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)		19,610	18,384
6.625% 12/15/22 (h)		27,585	26,688
7.25% 4/1/19		11,235	11,684
7.25% 10/15/20		15,330	16,097
7.5% 4/1/21		27,065	28,181
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
8.5% 11/1/19		$ 4,220	$ 4,526
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (h)		8,355	8,501
6.625% 4/1/23 (h)		8,355	8,501
7.875% 9/1/18		3,933	4,189
Millicom International Cellular SA 4.75% 5/22/20 (h)		2,560	2,445
MTS International Funding Ltd.:
5% 5/30/23 (h)		6,050	5,793
8.625% 6/22/20 (h)		8,840	10,387
NII Capital Corp. 7.625% 4/1/21		6,430	4,999
NII International Telecom S.C.A. 11.375% 8/15/19 (h)		4,870	5,211
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		11,684	11,626
Sprint Nextel Corp. 6% 11/15/22		7,305	7,141
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		5,975	6,319
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,465	4,766
VimpelCom Holdings BV 5.2% 2/13/19 (h)		2,790	2,706
			320,813
TOTAL TELECOMMUNICATION SERVICES			521,512
UTILITIES - 3.1%
Electric Utilities - 0.2%
Aguila 3 SA 7.875% 1/31/18 (h)		2,890	2,977
Chivor SA E.S.P. 9.75% 12/30/14 (h)		2,355	2,568
Comision Federal de Electricid 5.75% 2/14/42 (h)		1,600	1,492
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		7,849	3,826
Hrvatska Elektroprivreda 6% 11/9/17 (h)		1,675	1,675
Majapahit Holding BV 7.75% 1/20/20 (h)		2,110	2,342
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,360
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	107,800	3,240
			22,480
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,985	2,134
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.:
7.35% 2/15/31		$ 6,645	$ 8,291
8% 3/1/32		3,550	4,709
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,508
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		3,702	3,850
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		15,285	13,451
			34,943
Independent Power Producers & Energy Traders - 2.6%
Atlantic Power Corp. 9% 11/15/18		9,120	9,211
Calpine Corp.:
7.5% 2/15/21 (h)		5,693	6,077
7.875% 7/31/20 (h)		15,241	16,422
7.875% 1/15/23 (h)		24,196	26,132
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	8,980
11.25% 11/1/17 pay-in-kind (m)		8,822	7,212
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (h)		7,430	7,541
10% 12/1/20		55,228	60,337
10% 12/1/20 (h)		11,210	12,247
11% 10/1/21		30,866	33,104
12.25% 12/1/18 pay-in-kind (h)		7,960	6,613
12.25% 3/1/22 (h)		33,710	37,250
GenOn Energy, Inc. 9.875% 10/15/20		11,570	12,727
Listrindo Capital BV 6.95% 2/21/19 (h)		2,440	2,525
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		2,880	3,485
The AES Corp. 4.875% 5/15/23		5,485	5,101
TXU Corp.:
5.55% 11/15/14		1,864	1,435
6.5% 11/15/24		15,240	10,439
6.55% 11/15/34		29,755	20,085
			286,923
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		$ 3,690	$ 3,912
TOTAL UTILITIES			348,258
TOTAL NONCONVERTIBLE BONDS			4,586,250
TOTAL CORPORATE BONDS (Cost $4,446,881)			4,605,809
U.S. Government and Government Agency Obligations - 20.4%

U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.5% 7/2/15 (g)		74,366	74,465
0.5% 3/30/16		15,754	15,664
Federal Home Loan Bank:
0.375% 11/27/13		4,550	4,554
0.875% 12/27/13		775	778
1% 6/21/17		8,670	8,595
Private Export Funding Corp. secured 4.974% 8/15/13		1,515	1,524
Small Business Administration guaranteed development participation certificates Series 2003-P10B Class 1, 5.136% 8/10/13		32	32
Tennessee Valley Authority 5.375% 4/1/56		7,000	8,084
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			113,696
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.625% 2/15/43		15,295	12,857
U.S. Treasury Obligations - 18.6%
U.S. Treasury Bonds:
2.75% 11/15/42		23,584	20,363
2.875% 5/15/43		21,133	18,729
3.125% 2/15/43		208,635	194,995
5.25% 2/15/29		18,341	23,322
5.375% 2/15/31		24,494	31,903
6.125% 8/15/29 (k)		13,232	18,401
7.5% 11/15/16 (l)		2,850	3,483
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24		$ 10,690	$ 15,846
7.625% 2/15/25		11,000	16,507
7.875% 2/15/21 (l)		6,800	9,631
8.125% 5/15/21		9,286	13,405
9.875% 11/15/15		11,595	14,157
U.S. Treasury Notes:
0.25% 3/31/15		5,753	5,746
0.25% 5/31/15		10,000	9,981
0.25% 7/15/15		91,225	90,961
0.25% 10/15/15		158,008	157,267
0.25% 4/15/16		3,728	3,692
0.25% 5/15/16		20,407	20,187
0.375% 6/30/15		35,000	35,008
0.375% 1/15/16		137,003	136,489
0.5% 6/15/16		105,000	104,541
0.5% 7/31/17		61,952	60,442
0.625% 4/30/18		28,163	27,204
0.75% 6/30/17		46,912	46,311
0.875% 11/30/16		24,887	24,897
0.875% 1/31/18		68,149	66,908
0.875% 7/31/19		44,096	41,974
1% 9/30/16		85,787	86,343
1% 10/31/16		32,941	33,126
1% 5/31/18		126,013	123,798
1.375% 11/30/15		14,493	14,799
1.375% 6/30/18		6,000	5,994
1.375% 5/31/20		108,013	104,165
1.75% 5/15/23		11,901	11,139
1.875% 6/30/15		17,707	18,237
1.875% 8/31/17		7,700	7,931
1.875% 9/30/17		5,400	5,558
1.875% 10/31/17		13,764	14,156
1.875% 6/30/20		80,094	79,744
2.125% 5/31/15		4,493	4,645
2.375% 2/28/15		55,000	56,895
2.375% 7/31/17		20,000	21,019
2.375% 6/30/18		7,978	8,359
2.5% 3/31/15		49,249	51,119
2.625% 4/30/16		3,137	3,312
2.75% 11/30/16		10,000	10,634
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 9/30/16		$ 8,408	$ 9,010
3% 2/28/17		66,584	71,515
3.125% 10/31/16		20,033	21,545
3.125% 1/31/17		30,990	33,421
3.5% 2/15/18		46,613	51,274
4.5% 5/15/17		13,745	15,563
TOTAL U.S. TREASURY OBLIGATIONS			2,075,651
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (m)		3,362	3,372
Series 2011-R1 Class 1A, 0.6482% 1/8/20 (NCUA Guaranteed) (m)		5,889	5,912
Series 2011-R4 Class 1A, 0.5733% 3/6/20 (NCUA Guaranteed) (m)		2,978	2,983
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,607
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,075
3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,465
TOTAL OTHER GOVERNMENT RELATED			74,414
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,278,692)			2,276,618
U.S. Government Agency - Mortgage Securities - 5.0%

Fannie Mae - 2.0%
2.051% 9/1/33 (m)		637	667
2.105% 11/1/35 (m)		426	448
2.362% 2/1/36 (m)		107	113
2.415% 11/1/33 (m)		148	156
2.428% 10/1/35 (m)		43	45
2.541% 6/1/36 (m)		52	55
2.546% 1/1/35 (m)		337	356
2.595% 3/1/33 (m)		162	172
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
Fannie Mae - continued
2.614% 6/1/47 (m)		$ 192	$ 206
2.647% 2/1/37 (m)		615	657
2.653% 7/1/35 (m)		250	264
2.679% 11/1/36 (m)		55	58
2.69% 5/1/36 (m)		68	73
2.763% 4/1/36 (m)		420	450
2.78% 9/1/36 (m)		156	166
3% 7/1/43 (j)		24,600	24,027
3% 7/1/43 (j)		7,600	7,423
3% 7/1/43 (j)		45,100	44,050
3% 7/1/43 (j)		32,200	31,450
3.178% 8/1/35 (m)		966	1,028
3.5% 1/1/26 to 7/1/43 (j)		73,238	73,501
4.5% 8/1/41		786	837
5% 5/1/22 to 9/1/22		6,633	7,111
5.5% 5/1/15 to 11/1/34		14,864	16,124
6% 6/1/16 to 10/1/16		63	66
6.129% 3/1/37 (m)		55	59
6.5% 10/1/13 to 8/1/36		8,281	9,397
7.5% 1/1/28		32	38
TOTAL FANNIE MAE			218,997
Freddie Mac - 0.8%
1.945% 3/1/35 (m)		170	177
2.108% 5/1/37 (m)		105	111
2.144% 2/1/37 (m)		64	67
2.167% 6/1/33 (m)		345	362
2.22% 8/1/37 (m)		120	125
2.228% 6/1/37 (m)		42	44
2.229% 3/1/37 (m)		49	51
2.336% 1/1/36 (m)		98	103
2.375% 5/1/37 (m)		81	86
2.427% 1/1/37 (m)		452	479
2.458% 10/1/35 (m)		327	346
2.492% 4/1/35 (m)		34	36
2.493% 10/1/36 (m)		446	475
2.518% 5/1/37 (m)		679	724
2.531% 5/1/37 (m)		1,205	1,293
2.556% 2/1/36 (m)		9	10
2.561% 6/1/37 (m)		311	334
2.615% 9/1/35 (m)		83	89
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
Freddie Mac - continued
2.626% 6/1/37 (m)		$ 74	$ 78
2.641% 7/1/35 (m)		348	364
2.673% 7/1/35 (m)		289	310
2.699% 4/1/37 (m)		127	135
2.72% 4/1/37 (m)		9	9
3.057% 7/1/36 (m)		145	154
3.185% 10/1/35 (m)		69	74
3.5% 6/1/42 to 6/1/43		47,355	47,457
4% 3/1/42 to 4/1/42		14,920	15,590
4.5% 8/1/33 to 10/1/41		5,019	5,331
5.5% 11/1/18 to 7/1/35		14,678	15,784
6% 1/1/24		2,421	2,684
6.5% 7/1/13 to 3/1/22		1,268	1,384
8.5% 3/1/20		2	2
TOTAL FREDDIE MAC			94,268
Ginnie Mae - 2.2%
4% 6/15/24 to 3/15/26		9,735	10,344
4.3% 8/20/61 (q)		3,482	3,788
4.5% 3/15/25 to 6/15/25		7,394	7,913
4.515% 3/20/62 (q)		12,231	13,466
4.53% 10/20/62 (q)		3,604	3,981
4.55% 5/20/62 (q)		22,007	24,271
4.556% 12/20/61 (q)		13,164	14,497
4.604% 3/20/62 (q)		6,290	6,947
4.626% 3/20/62 (q)		4,299	4,748
4.649% 2/20/62 (q)		2,313	2,557
4.65% 3/20/62 (q)		3,985	4,407
4.682% 2/20/62 (q)		3,060	3,384
4.684% 1/20/62 (q)		14,010	15,491
4.751% 12/20/60 (q)		3,403	3,736
4.804% 3/20/61 (q)		7,983	8,803
4.834% 3/20/61 (q)		14,411	15,903
5.47% 8/20/59 (q)		2,377	2,569
5.492% 4/20/60 (q)		9,302	10,444
5.612% 4/20/58 (q)		4,201	4,437
6% 6/15/36 to 12/20/38		32,454	35,803
6.5% 8/20/38 to 9/20/38		42,366	47,695
7% 9/15/25 to 8/15/31		30	35
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
Ginnie Mae - continued
7.5% 2/15/22 to 8/15/28		$ 57	$ 65
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			245,284
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $564,004)			558,549
Asset-Backed Securities - 0.1%

Leek Finance PLC Series 18X Class BC, 1.012% 9/21/38 (m)	EUR	600	734
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	2,392	4,060
TOTAL ASSET-BACKED SECURITIES (Cost $5,370)			4,794
Collateralized Mortgage Obligations - 3.2%

U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.693% 9/25/23 (m)		1,006	1,010
Series 2010-15 Class FJ, 1.123% 6/25/36 (m)		8,019	8,208
Series 2010-86 Class FE, 0.643% 8/25/25 (m)		986	994
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		4,795	5,120
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		38	40
Series 2003-113 Class PE, 4% 11/25/18		1,308	1,389
Series 2003-70 Class BJ, 5% 7/25/33		801	870
Series 2004-80 Class LD, 4% 1/25/19		527	536
Series 2005-19 Class PA, 5.5% 7/25/34		2,886	3,143
Series 2005-27 Class NE, 5.5% 5/25/34		3,910	4,191
Series 2005-52 Class PB, 6.5% 12/25/34		319	334
Series 2005-64 Class PX, 5.5% 6/25/35		2,774	3,060
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,512
Series 2011-126 Class KB, 4% 12/25/41		3,844	3,945
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		133	142
Series 2003-117 Class MD, 5% 12/25/23		1,759	1,905
Series 2004-91 Class Z, 5% 12/25/34		5,018	5,541
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2004-95 Class AN, 5.5% 1/25/25		$ 472	$ 487
Series 2005-117, Class JN, 4.5% 1/25/36		808	874
Series 2005-14 Class ZB, 5% 3/25/35		2,182	2,409
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,899
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,761
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	3,933
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,119
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,833
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		664	62
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		1,000	87
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		4,055	645
Series 2010-39 Class FG, 1.113% 3/25/36 (m)		4,859	4,973
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		2,072	215
Series 2011-67 Class AI, 4% 7/25/26 (o)		1,345	152
Series 2013-40 Class PV, 2% 1/25/26		5,577	5,649
Freddie Mac:
floater:
Series 2630 Class FL, 0.6925% 6/15/18 (m)		33	33
Series 2711 Class FC, 1.0925% 2/15/33 (m)		3,273	3,322
floater planned amortization class Series 2770 Class FH, 0.5925% 3/15/34 (m)		3,002	3,016
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		4,546	4,709
Series 2101 Class PD, 6% 11/15/28		89	97
Series 2115 Class PE, 6% 1/15/14		4	4
Series 2376 Class JE, 5.5% 11/15/16		136	143
Series 2381 Class OG, 5.5% 11/15/16		79	82
Series 2425 Class JH, 6% 3/15/17		181	193
Series 2672 Class MG, 5% 9/15/23		3,360	3,723
Series 2695 Class DG, 4% 10/15/18		2,777	2,907
Series 2996 Class MK, 5.5% 6/15/35		277	307
Series 3415 Class PC, 5% 12/15/37		1,544	1,663
Series 3763 Class QA, 4% 4/15/34		2,922	3,085
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,830
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		223	246
Series 2877 Class ZD, 5% 10/15/34		6,518	7,118
Series 3277 Class B, 4% 2/15/22		2,800	2,991
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,356
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer: - continued
Series 3578 Class B, 4.5% 9/15/24		$ 3,740	$ 3,999
Series 4176 Class BA, 3% 2/15/33		3,826	3,941
Series 2715 Class NG, 4.5% 12/15/18		1,998	2,122
Series 4181 Class LA, 3% 3/15/37		5,207	5,333
Series 4182 Class BA, 3% 6/15/37		21,131	21,674
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6916% 7/20/37 (m)		1,673	1,682
Series 2008-2 Class FD, 0.6716% 1/20/38 (m)		427	429
Series 2008-73 Class FA, 1.0516% 8/20/38 (m)		2,452	2,494
Series 2008-83 Class FB, 1.0916% 9/20/38 (m)		2,558	2,603
Series 2009-108 Class CF, 0.7925% 11/16/39 (m)		2,257	2,276
Series 2009-116 Class KF, 0.7225% 12/16/39 (m)		1,995	2,008
Series 2010-9 Class FA, 0.7125% 1/16/40 (m)		2,983	3,000
Series 2010-H17 Class FA, 0.5233% 7/20/60 (m)(q)		6,085	5,998
Series 2010-H18 Class AF, 0.4982% 9/20/60 (m)(q)		6,394	6,304
Series 2010-H19 Class FG, 0.4982% 8/20/60 (m)(q)		8,450	8,333
Series 2010-H27 Series FA, 0.5782% 12/20/60 (m)(q)		2,437	2,411
Series 2011-H05 Class FA, 0.6982% 12/20/60 (m)(q)		4,513	4,493
Series 2011-H07 Class FA, 0.6982% 2/20/61 (m)(q)		7,664	7,629
Series 2011-H12 Class FA, 0.6882% 2/20/61 (m)(q)		10,013	9,963
Series 2011-H13 Class FA, 0.6982% 4/20/61 (m)(q)		4,042	4,024
Series 2011-H14:
Class FB, 0.6982% 5/20/61 (m)(q)		4,547	4,527
Class FC, 0.6982% 5/20/61 (m)(q)		4,469	4,449
Series 2011-H17 Class FA, 0.7282% 6/20/61 (m)(q)		5,897	5,878
Series 2011-H21 Class FA, 0.7982% 10/20/61 (m)(q)		6,435	6,434
Series 2012-H01 Class FA, 0.8982% 11/20/61 (m)(q)		5,309	5,334
Series 2012-H03 Class FA, 0.8982% 1/20/62 (m)(q)		3,246	3,262
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H06 Class FA, 0.8282% 1/20/62 (m)(q)		$ 5,209	$ 5,216
Series 2012-H07 Class FA, 0.8282% 3/20/62 (m)(q)		3,090	3,103
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		1,223	1,246
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		1,028	1,044
Series 2010-99 Class PT, 3.5% 8/20/33		1,332	1,358
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		2,423	488
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,261
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		9,152	9,910
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		11,644	12,944
Series 2010-H17 Class XP, 5.3019% 7/20/60 (m)(q)		16,790	18,717
Series 2010-H18 Class PL, 5.01% 9/20/60 (m)(q)		12,753	14,109
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,695	12,102
Class ZC, 5.5% 7/16/34		11,565	12,940
Series 2012-64 Class KB, 3.3381% 5/20/41 (m)		2,129	2,349
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $357,535)			358,250
Commercial Mortgage Securities - 0.8%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.0544% 10/22/37 (m)	GBP	1,000	1,066
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (m)		11,540	11,561
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,480	2,658
Series K014 Class A2, 3.871% 4/25/21		6,110	6,462
Series K015 Class A2, 3.23% 7/25/21		10,980	11,135
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,382
Series K009 Class A2, 3.808% 8/25/20		20,970	22,388
Series K017 Class A2, 2.873% 12/25/21		15,590	15,385
Series K501 Class A2, 1.655% 11/25/16		5,440	5,511
Commercial Mortgage Securities - continued
		Principal Amount (000s)(e)	Value (000s)
German Residential Asset Note Distributor PLC Series 1 Class A, 1.615% 7/20/16 (m)	EUR	835	$ 1,084
REC Plantation Place Ltd. Series 5 Class A, 0.7344% 7/25/16 (Reg. S) (m)	GBP	853	1,294
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $97,574)			93,926
Foreign Government and Government Agency Obligations - 22.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,560	4,234
7% 9/12/13		47,655	47,723
7% 10/3/15		23,055	19,539
Aruba Government 4.625% 9/14/23 (h)		2,770	2,604
Bahamian Republic 6.95% 11/20/29 (h)		3,450	3,968
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Barbados Government:
7% 8/4/22 (h)		1,783	1,783
7.25% 12/15/21 (h)		2,245	2,267
Belarus Republic:
8.75% 8/3/15 (Reg. S)		16,055	15,975
8.95% 1/26/18		4,495	4,484
Bermuda Government 4.138% 1/3/23 (h)		1,030	997
Brazilian Federative Republic:
5.625% 1/7/41		13,515	13,414
7.125% 1/20/37		9,090	10,885
8.25% 1/20/34		5,940	7,871
10.125% 5/15/27		5,275	8,216
12.25% 3/6/30		5,000	8,563
Buoni Poliennali Del Tes:
2.25% 5/15/16	EUR	21,000	27,155
3.5% 6/1/18	EUR	25,000	32,619
5.5% 11/1/22	EUR	64,350	89,870
Canadian Government:
1.25% 2/1/16	CAD	119,450	113,293
1.25% 3/1/18	CAD	40,000	37,102
1.5% 6/1/23	CAD	68,650	59,899
3.5% 12/1/45	CAD	29,250	31,336
Central Bank of Nigeria warrants 11/15/20 (a)(p)		6,250	1,111
City of Buenos Aires 12.5% 4/6/15 (h)		13,120	13,054
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
Colombian Republic:
6.125% 1/18/41		$ 4,940	$ 5,483
7.375% 9/18/37		5,750	7,274
10.375% 1/28/33		8,050	12,425
11.75% 2/25/20		1,190	1,752
Congo Republic 3% 6/30/29 (f)		13,197	11,217
Costa Rican Republic:
4.25% 1/26/23 (h)		2,865	2,629
4.375% 4/30/25 (h)		2,310	2,114
5.625% 4/30/43 (h)		2,310	2,125
Croatia Republic:
5.5% 4/4/23 (h)		5,365	5,204
6.25% 4/27/17 (h)		6,075	6,356
6.375% 3/24/21 (h)		4,715	4,921
6.625% 7/14/20 (h)		3,805	4,014
6.75% 11/5/19 (h)		5,410	5,775
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		1,570	1,476
6.25% 10/4/20 (h)		7,685	7,531
6.25% 7/27/21 (h)		3,640	3,567
7.4% 1/22/15 (h)		5,970	6,269
Dominican Republic:
1.25% 8/30/24 (m)		6,063	5,457
5.875% 4/18/24 (h)		2,695	2,601
7.5% 5/6/21 (h)		5,740	6,171
9.04% 1/23/18 (h)		3,071	3,332
Dutch Government 2.5% 1/15/33	EUR	4,250	5,435
El Salvador Republic:
7.625% 2/1/41 (h)		1,545	1,503
7.65% 6/15/35 (Reg. S)		2,435	2,362
8.25% 4/10/32 (Reg. S)		1,435	1,492
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	3,725	5,141
European Union 2.75% 9/21/21	EUR	14,000	19,485
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		400	414
French Government:
OAT 3.25% 5/25/45	EUR	21,000	26,564
1% 5/25/18	EUR	25,675	33,085
2.5% 10/25/20	EUR	20,500	28,041
3.5% 4/25/26	EUR	1,850	2,607
Georgia Republic 6.875% 4/12/21 (h)		3,850	4,120
German Federal Republic:
0.5% 2/23/18	EUR	82,575	106,433
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
German Federal Republic: - continued
1.5% 2/15/23	EUR	115,325	$ 147,441
3.25% 7/4/42	EUR	16,900	25,617
4.75% 7/4/28	EUR	3,875	6,686
Guatemalan Republic:
4.875% 2/13/28 (h)		1,685	1,517
5.75% 6/6/22 (h)		3,160	3,160
Hungarian Republic:
4.125% 2/19/18		2,852	2,770
4.75% 2/3/15		7,460	7,572
7.625% 3/29/41		6,405	6,687
Indonesian Republic:
3.375% 4/15/23 (h)		2,640	2,356
4.625% 4/15/43 (h)		2,640	2,284
4.875% 5/5/21 (h)		7,805	8,000
5.25% 1/17/42 (h)		7,185	6,790
5.875% 3/13/20 (h)		7,290	7,855
6.625% 2/17/37 (h)		5,025	5,427
7.75% 1/17/38 (h)		7,700	9,510
8.5% 10/12/35 (Reg. S)		7,615	9,976
11.625% 3/4/19 (h)		8,270	11,247
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		11,805	11,244
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	32,404
5.5% 12/4/23		12,355	14,873
Italian Republic:
4.5% 7/15/15	EUR	36,450	49,543
5% 9/1/40	EUR	24,675	32,042
Ivory Coast 7.1% 12/31/32 (f)		340	281
Japan Government:
0.1% 4/15/15	JPY	2,750,000	27,715
1.1% 6/20/20	JPY	14,662,000	153,097
1.9% 9/20/30	JPY	6,290,000	66,803
Japan Government Thirty Year B 1.8% 3/20/43	JPY	1,250,000	12,494
Jordanian Kingdom 3.875% 11/12/15		3,085	3,031
Latvian Republic 2.75% 1/12/20 (h)		4,785	4,432
Lebanese Republic:
4% 12/31/17		13,104	12,711
4.75% 11/2/16		2,750	2,668
5.15% 11/12/18		2,815	2,688
5.45% 11/28/19		5,445	4,955
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
Lebanese Republic: - continued
6.375% 3/9/20		$ 4,120	$ 3,852
Lithuanian Republic:
6.125% 3/9/21 (h)		5,090	5,673
6.625% 2/1/22 (h)		4,370	5,015
7.375% 2/11/20 (h)		5,755	6,834
Moroccan Kingdom:
4.25% 12/11/22 (h)		3,360	2,974
5.5% 12/11/42 (h)		1,900	1,587
Panamanian Republic:
4.3% 4/29/53		2,730	2,164
6.7% 1/26/36		1,850	2,151
8.875% 9/30/27		1,875	2,588
Peruvian Republic:
4% 3/7/27 (f)		5,671	5,671
5.625% 11/18/50		2,145	2,172
6.55% 3/14/37		1,295	1,518
8.75% 11/21/33		7,390	10,716
Philippine Republic:
6.375% 1/15/32		1,860	2,195
7.75% 1/14/31		7,660	10,035
9.5% 2/2/30		7,505	11,220
10.625% 3/16/25		5,755	9,093
Plurinational State of Bolivia 4.875% 10/29/22 (h)		4,720	4,366
Polish Government 3% 3/17/23		2,870	2,597
Provincia de Cordoba 12.375% 8/17/17 (h)		8,400	6,342
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		5,700	5,857
Republic of Iraq 5.8% 1/15/28 (Reg. S)		16,345	13,403
Republic of Namibia 5.5% 11/3/21 (h)		2,345	2,356
Republic of Nigeria:
0% 10/10/13	NGN	356,000	2,111
0% 11/7/13	NGN	508,110	2,977
6.75% 1/28/21 (h)		2,705	2,827
Republic of Paraguay 4.625% 1/25/23 (h)		2,015	1,955
Republic of Serbia:
4.875% 2/25/20 (h)		3,750	3,450
5.25% 11/21/17 (h)		1,845	1,799
6.75% 11/1/24 (h)		10,403	10,299
7.25% 9/28/21 (h)		3,150	3,237
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
Republic of Zambia 5.375% 9/20/22 (h)		$ 2,660	$ 2,354
Romanian Republic:
4.375% 8/22/23 (h)		3,800	3,582
6.75% 2/7/22 (h)		7,002	7,825
Russian Federation:
5.625% 4/4/42 (h)		7,800	8,093
7.5% 3/31/30 (Reg. S)		41,776	48,773
12.75% 6/24/28 (Reg. S)		17,035	29,811
Spanish Kingdom 4% 7/30/15	EUR	30,000	40,178
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,900	1,720
5.45% 2/9/17 (Reg. S)		1,495	1,540
Tanzania United Republic of 6.4499% 3/8/20 (m)		3,630	3,648
Turkish Republic:
4.875% 4/16/43		2,640	2,270
5.125% 3/25/22		3,795	3,899
5.625% 3/30/21		4,590	4,911
6% 1/14/41		6,140	6,186
6.25% 9/26/22		4,590	5,083
6.75% 4/3/18		6,910	7,774
6.75% 5/30/40		7,370	8,199
6.875% 3/17/36		12,320	13,798
7% 3/11/19		2,895	3,322
7.25% 3/5/38		8,050	9,439
7.375% 2/5/25		11,780	14,077
7.5% 11/7/19		7,090	8,366
8% 2/14/34		2,075	2,604
11.875% 1/15/30		4,295	7,237
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		6,970	6,421
Ukraine Government:
6.25% 6/17/16 (h)		4,495	4,169
6.75% 11/14/17 (h)		2,525	2,310
7.75% 9/23/20 (h)		4,450	4,050
7.8% 11/28/22 (h)		3,940	3,526
7.95% 6/4/14 (h)		8,060	8,000
7.95% 2/23/21 (h)		3,575	3,271
9.25% 7/24/17 (h)		7,475	7,447
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,472
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	50,500	76,082
1.75% 9/7/22	GBP	71,600	102,736
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(e)	Value (000s)
United Kingdom, Great Britain and Northern Ireland: - continued
2.25% 3/7/14	GBP	3,500	$ 5,393
3.25% 1/22/44	GBP	15,550	22,184
3.5% 7/22/68	GBP	24,625	36,902
United Mexican States:
4.75% 3/8/44		13,356	12,087
5.75% 10/12/2110		5,376	5,027
6.05% 1/11/40		12,210	13,431
6.75% 9/27/34		10,225	12,117
7.5% 4/8/33		2,900	3,705
8.3% 8/15/31		2,600	3,562
Uruguay Republic 7.875% 1/15/33 pay-in-kind		7,700	9,740
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	2,513
6% 12/9/20		4,800	3,480
7% 3/31/38		3,410	2,259
8.5% 10/8/14		8,760	8,607
9% 5/7/23 (Reg. S)		17,025	14,046
9.25% 9/15/27		3,108	2,618
9.25% 5/7/28 (Reg. S)		6,320	5,088
9.375% 1/13/34		5,025	4,070
10.75% 9/19/13		3,010	3,002
11.75% 10/21/26 (Reg. S)		10,940	10,284
11.95% 8/5/31 (Reg. S)		16,565	15,571
12.75% 8/23/22		19,095	19,429
13.625% 8/15/18		7,745	7,900
Vietnamese Socialist Republic:
1.3125% 3/12/16 (m)		3,371	3,068
4% 3/12/28 (f)		14,848	12,027
6.875% 1/15/16 (h)		5,320	5,613
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,448,973)			2,456,143
Supranational Obligations - 0.1%

Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,385	2,337
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	5,419	6,961
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,336)			9,298
Common Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Remy International, Inc.	122,400	$ 2,273
Automobiles - 0.1%
General Motors Co. (a)	6,679	222
General Motors Co.:
warrants 7/10/16 (a)	133,743	3,210
warrants 7/10/19 (a)	133,743	2,187
Motors Liquidation Co. GUC Trust (a)	36,934	1,134
		6,753
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	37,963	55
Station Holdco LLC (a)(r)(s)	4,989,172	7,284
Station Holdco LLC:
unit (r)(s)	57,186	4
warrants 6/15/18 (a)(r)(s)	198,954	12
		7,355
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	0
HMH Holdings, Inc. warrants 6/22/19 (a)(s)	32,078	48
RDA Holding Co. warrants 2/19/14 (a)(s)	9,559	0
		48
TOTAL CONSUMER DISCRETIONARY		16,429
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	142,776	642
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	0
Airlines - 0.0%
Delta Air Lines, Inc.	20,500	384
Building Products - 0.1%
Nortek, Inc. (a)	253,462	16,331
Nortek, Inc. warrants 12/7/14 (a)	7,154	136
		16,467
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	$ 0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	507
Class B (a)	2,029	169
		676
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(h)	406,682	9,301
TOTAL INDUSTRIALS		26,828
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	5,625	124
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	896
Spansion, Inc. Class A (a)	2,476	31
		927
TOTAL INFORMATION TECHNOLOGY		1,051
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	467	31
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	569
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	38,307	1,233
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	850,197	221
NewPage Corp.	19,100	1,757
		1,978
TOTAL MATERIALS		3,811
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	$ 223
TOTAL COMMON STOCKS (Cost $63,525)		48,984
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	4,000	5,034
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	57,438	410
TOTAL CONVERTIBLE PREFERRED STOCKS		5,444
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	300,475	7,139
Wells Fargo & Co. 5.20%	654,311	15,317
		22,456
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (h)	25,686	24,273
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	390,000	9,204
TOTAL FINANCIALS		55,933
TOTAL PREFERRED STOCKS (Cost $52,569)		61,377
Floating Rate Loans - 1.7%
		Principal Amount (000s)(e)	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (m)		$ 1,585	$ 1,591
Tranche 2LN, term loan 8.75% 2/20/20 (m)		1,575	1,589
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (m)		2,295	2,393
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4433% 1/28/18 (m)		2,874	2,544
Mesquite Gaming LLC term loan 8.5% 8/1/15 (m)		249	222
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)		2,652	2,629
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (m)		900	932
			11,900
Media - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8454% 1/29/16 (m)		1,840	1,679
Clear Channel Communications, Inc. Tranche D, term loan 6.9454% 1/30/19 (m)		5,428	4,939
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (m)		2,815	2,836
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	8	7
Tranche B, term loan 18% 1/15/49 pay-in-kind (a)	CAD	3	3
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (m)		4,274	4,199
TWCC Holding Corp. Tranche 2LN, term loan 7% 12/13/20 (m)		3,010	3,033
			16,696
TOTAL CONSUMER DISCRETIONARY			28,596
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (m)		545	553
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (m)		2,865	2,886
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (m)		515	520
			3,959
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/26/18 (m)		$ 3,239	$ 3,353
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (m)		3,218	3,201
Crestwood Holdings Partners LLC Tranche B, term loan 6.2305% 5/24/19 (m)		4,540	4,563
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)		2,000	2,035
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)		1,010	1,019
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (m)		1,270	1,262
			15,433
FINANCIALS - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (m)		3	3
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (m)		298	297
Credit-Linked Deposit 4.4537% 10/10/16 (m)		567	567
			864
TOTAL FINANCIALS			867
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 2.95% 10/20/15 (m)		3,844	3,844
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (m)		5,364	5,344
			9,188
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (m)		12,643	12,643
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (m)		4,997	5,010
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (m)		1,504	1,527
			19,180
TOTAL HEALTH CARE			28,368
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 2.03% 12/31/18 (m)		$ 7,952	$ 7,395
Commercial Services & Supplies - 0.1%
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (m)		1,745	1,732
Tranche B 2LN, term loan 8.25% 11/30/20 (m)		1,490	1,471
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (m)		2,195	2,239
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (m)		3,092	3,061
			8,503
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (m)		8,783	8,816
TOTAL INDUSTRIALS			24,714
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (m)		12,513	12,404
Electronic Equipment & Components - 0.0%
Flextronics International Ltd.:
Tranche B A1, term loan 2.4454% 10/1/14 (m)		139	139
Tranche B A2, term loan 2.4454% 10/1/14 (m)		300	300
Tranche B A3, term loan 2.4454% 10/1/14 (m)		350	350
Tranche BA, term loan 2.4454% 10/1/14 (m)		485	485
			1,274
IT Services - 0.0%
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (m)		860	845
Software - 0.1%
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (m)		640	636
Tranche 2LN, term loan 8.25% 5/22/21 (m)		300	298
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (m)		$ 6,160	$ 6,314
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (m)		1,386	1,390
			8,638
TOTAL INFORMATION TECHNOLOGY			23,161
MATERIALS - 0.0%
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (m)		2,758	2,756
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (m)		811	806
Tranche B 2LN, term loan 8.75% 1/25/21 (m)		490	494
			1,300
TOTAL MATERIALS			4,056
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)		7,212	7,086
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (m)		395	399
			7,485
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (m)		3,385	3,360
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15		485	495
			3,855
TOTAL TELECOMMUNICATION SERVICES			11,340
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
UTILITIES - 0.4%
Electric Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7199% 10/10/17 (m)		$ 52,601	$ 36,887
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)		2,650	2,617
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. Tranche B, term loan 4% 4/1/18 (m)		5	5
LSP Madison Funding LLC Tranche 1LN, term loan 5.576% 6/28/19 (m)		3,070	3,078
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (m)		2,470	2,467
			5,550
TOTAL UTILITIES			45,054
TOTAL FLOATING RATE LOANS (Cost $186,021)			185,548
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)		4,459	4,057
Goldman Sachs 1.1875% 12/14/19 (m)		4,086	3,718
1.1875% 12/14/19 (m)		2,919	2,656
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,191)			10,431
Fixed-Income Funds - 0.6%
	Shares
Fidelity Floating Rate Central Fund (n) (Cost $39,099)	574,640	60,849
Preferred Securities - 0.6%
	Principal Amount (000s)(e)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 8,580	$ 8,986
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	7,335	7,348
		16,334
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)	3,330	3,439
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (h)(i)	2,800	2,510
FINANCIALS - 0.4%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (i)(m)	2,035	2,347
Diversified Financial Services - 0.4%
Bank of America Corp.:
5.2% (i)(m)	8,930	8,435
8% (i)(m)	3,065	3,505
8.125% (i)(m)	2,245	2,538
Citigroup, Inc. 5.95% (i)(m)	23,110	23,922
		38,400
TOTAL FINANCIALS		40,747
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (i)	350	348
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	7,690	6,971
TOTAL PREFERRED SECURITIES (Cost $69,419)		70,349
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	$ 0
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.13% (b) (Cost $326,363)	326,362,751	326,363
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $10,955,552)		11,127,288
NET OTHER ASSETS (LIABILITIES) (c) - 0.2%		26,900
NET ASSETS - 100%		$ 11,154,188
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 7/1/43	$ (32,200)	(31,450)
3% 7/1/43	(32,200)	(31,451)
TOTAL TBA SALE COMMITMENTS (Proceeds $63,447)		$ (62,901)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
573 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2013	$ 126,060	$ (243)
75 CBOT 30 Year U.S. Treasury Bond Contracts	Sept. 2013	10,188	(284)
27 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	3,977	(152)
TOTAL PURCHASED		$ 140,225	$ (679)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
106 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2013	$ 12,831	$ (61)
		$ 153,056	$ (740)

The face value of futures purchased as a percentage of net assets is 1.2%

The face value of futures sold as a percentage of net assets is 0.1%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2043	$ 45,741	3-month LIBOR	3.25%	$ 1,708	$ -	$ 1,708

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral of $25,580,000 received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,180,944,000 or 19.6% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $438,000.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,051,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,581,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 253
Fidelity Floating Rate Central Fund	1,554
Total	$ 1,807
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 60,326	$ -	$ -	$ 60,849	4.5%
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,463	$ 9,026	$ 5,034	$ 7,403
Consumer Staples	1,052	-	642	410
Financials	55,933	31,660	24,273	-
Industrials	26,828	16,851	-	9,977
Information Technology	1,051	1,051	-	-
Materials	3,811	821	-	2,990
Utilities	223	223	-	-
Corporate Bonds	4,605,809	-	4,605,545	264
U.S. Government and Government Agency Obligations	2,276,618	-	2,276,618	-
U.S. Government Agency - Mortgage Securities	558,549	-	558,549	-
Asset-Backed Securities	4,794	-	4,794	-
Collateralized Mortgage Obligations	358,250	-	358,250	-
Commercial Mortgage Securities	93,926	-	93,926	-
Foreign Government and Government Agency Obligations	2,456,143	-	2,449,361	6,782
Supranational Obligations	9,298	-	9,298	-
Floating Rate Loans	185,548	-	170,470	15,078
Sovereign Loan Participations	10,431	-	-	10,431
Fixed-Income Funds	60,849	60,849	-	-
Preferred Securities	70,349	-	70,349	-
Other	-	-	-	-
Money Market Funds	326,363	326,363	-	-
Total Investments in Securities:	$ 11,127,288	$ 446,844	$ 10,627,109	$ 53,335
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments: (Amounts in thousands)
Assets
Swaps	$ 1,708	$ -	$ 1,708	$ -
Liabilities
Futures Contracts	$ (740)	$ (740)	$ -	$ -
Total Derivative Instruments:	$ 968	$ (740)	$ 1,708	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (62,901)	$ -	$ (62,901)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (740)
Swaps (b)	1,708	-
Total Value of Derivatives	$ 1,708	$ (740)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	64.7%
Canada	3.5%
Germany	2.9%
United Kingdom	2.6%
Japan	2.4%
Luxembourg	2.2%
Italy	2.1%
Venezuela	1.9%
Netherlands	1.4%
Mexico	1.3%
Bermuda	1.1%
Argentina	1.1%
Turkey	1.1%
France	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,033) - See accompanying schedule: Unaffiliated issuers (cost $10,590,090)	$ 10,740,076
Fidelity Central Funds (cost $365,462)	387,212
Total Investments (cost $10,955,552)		$ 11,127,288
Cash		33,417
Receivable for investments sold, regular delivery		409,341
Receivable for TBA sale commitments		63,447
Receivable for fund shares sold		12,999
Dividends receivable		162
Interest receivable		130,000
Distributions receivable from Fidelity Central Funds		286
Other receivables		1
Total assets		11,776,941

Liabilities
Payable for investments purchased Regular delivery	$ 327,915
Delayed delivery	142,287
TBA sale commitments, at value	62,901
Payable for fund shares redeemed	46,688
Distributions payable	6,778
Accrued management fee	5,415
Distribution and service plan fees payable	3,253
Payable for daily variation margin for derivative instruments	202
Other affiliated payables	1,581
Other payables and accrued expenses	153
Collateral on securities loaned, at value	25,580
Total liabilities		622,753

Net Assets		$ 11,154,188
Net Assets consist of:
Paid in capital		$ 10,846,026
Undistributed net investment income		84,228
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,425
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		170,509
Net Assets		$ 11,154,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,966,988 ÷ 407,742 shares)	$ 12.18

Maximum offering price per share (100/96.00 of $12.18)	$ 12.69
Class T: Net Asset Value and redemption price per share ($1,414,267 ÷ 116,157 shares)	$ 12.18

Maximum offering price per share (100/96.00 of $12.18)	$ 12.69
Class B: Net Asset Value and offering price per share ($165,262 ÷ 13,524 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($2,040,589 ÷ 167,916 shares)A	$ 12.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,567,082 ÷ 208,140 shares)	$ 12.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 3,555
Interest		265,627
Income from Fidelity Central Funds		1,807
Total income		270,989

Expenses
Management fee	$ 34,071
Transfer agent fees	8,756
Distribution and service plan fees	20,512
Accounting and security lending fees	830
Custodian fees and expenses	204
Independent trustees' compensation	23
Registration fees	203
Audit	61
Legal	33
Miscellaneous	67
Total expenses before reductions	64,760
Expense reductions	(3)	64,757
Net investment income (loss)		206,232
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,082
Foreign currency transactions	(1,493)
Futures contracts	(977)
Swaps	8,942
Total net realized gain (loss)		80,554
Change in net unrealized appreciation (depreciation) on: Investment securities	(564,134)
Assets and liabilities in foreign currencies	550
Futures contracts	(593)
Swaps	(581)
Delayed delivery commitments	546
Total change in net unrealized appreciation (depreciation)		(564,212)
Net gain (loss)		(483,658)
Net increase (decrease) in net assets resulting from operations		$ (277,426)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 206,232	$ 423,653
Net realized gain (loss)	80,554	177,978
Change in net unrealized appreciation (depreciation)	(564,212)	513,247
Net increase (decrease) in net assets resulting from operations	(277,426)	1,114,878
Distributions to shareholders from net investment income	(194,830)	(387,905)
Distributions to shareholders from net realized gain	(1,940)	(183,452)
Total distributions	(196,770)	(571,357)
Share transactions - net increase (decrease)	(708,648)	1,696,996
Total increase (decrease) in net assets	(1,182,844)	2,240,517

Net Assets
Beginning of period	12,337,032	10,096,515
End of period (including undistributed net investment income of $84,228 and undistributed net investment income of $72,826, respectively)	$ 11,154,188	$ 12,337,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.221	.479	.536	.622	.681	.600
Net realized and unrealized gain (loss)	(.519)	.776	.009	.500	2.345	(1.826)
Total from investment operations	(.298)	1.255	.545	1.122	3.026	(1.226)
Distributions from net investment income	(.210)	(.442)	(.572)	(.582)	(.566)	(.554)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.212)	(.635)	(.855)	(.872)	(.666)	(.624)
Net asset value, end of period	$ 12.18	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77
Total Return B, C, D	(2.39)%	10.57%	4.47%	9.48%	31.74%	(10.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	.98%	.99%	.99%	1.01%	1.02%
Expenses net of fee waivers, if any	.98% A	.98%	.99%	.99%	1.01%	1.02%
Expenses net of all reductions	.98% A	.98%	.99%	.99%	1.01%	1.02%
Net investment income (loss)	3.54% A	3.83%	4.29%	5.00%	6.14%	5.49%
Supplemental Data
Net assets, end of period (in millions)	$ 4,967	$ 5,582	$ 4,746	$ 4,169	$ 3,725	$ 2,174
Portfolio turnover rate G	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.221	.479	.536	.621	.675	.607
Net realized and unrealized gain (loss)	(.509)	.766	.009	.511	2.341	(1.832)
Total from investment operations	(.288)	1.245	.545	1.132	3.016	(1.225)
Distributions from net investment income	(.210)	(.442)	(.572)	(.582)	(.566)	(.555)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.212)	(.635)	(.855)	(.872)	(.666)	(.625)
Net asset value, end of period	$ 12.18	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77
Total Return B, C, D	(2.31)%	10.49%	4.48%	9.57%	31.64%	(10.97)%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	.98%	.98%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.98% A	.98%	.98%	.99%	1.01%	1.01%
Expenses net of all reductions	.98% A	.98%	.98%	.99%	1.01%	1.01%
Net investment income (loss)	3.54% A	3.83%	4.29%	5.00%	6.14%	5.50%
Supplemental Data
Net assets, end of period (in millions)	$ 1,414	$ 1,554	$ 1,471	$ 1,571	$ 1,579	$ 1,337
Portfolio turnover rate G	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65
Income from Investment Operations
Net investment income (loss) E	.177	.391	.449	.535	.600	.525
Net realized and unrealized gain (loss)	(.510)	.765	.007	.509	2.348	(1.831)
Total from investment operations	(.333)	1.156	.456	1.044	2.948	(1.306)
Distributions from net investment income	(.165)	(.353)	(.483)	(.494)	(.488)	(.474)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.167)	(.546)	(.766)	(.784)	(.588)	(.544)
Net asset value, end of period	$ 12.22	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80
Total Return B, C, D	(2.65)%	9.67%	3.72%	8.77%	30.72%	(11.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.70% A	1.69%	1.69%	1.70%	1.72%	1.76%
Expenses net of fee waivers, if any	1.70% A	1.69%	1.69%	1.70%	1.72%	1.75%
Expenses net of all reductions	1.70% A	1.69%	1.69%	1.70%	1.72%	1.75%
Net investment income (loss)	2.82% A	3.12%	3.59%	4.30%	5.43%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 165	$ 204	$ 244	$ 307	$ 348	$ 267
Portfolio turnover rate G	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60
Income from Investment Operations
Net investment income (loss) E	.173	.384	.441	.528	.597	.517
Net realized and unrealized gain (loss)	(.518)	.767	.010	.512	2.327	(1.817)
Total from investment operations	(.345)	1.151	.451	1.040	2.924	(1.300)
Distributions from net investment income	(.163)	(.348)	(.478)	(.490)	(.484)	(.470)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.165)	(.541)	(.761)	(.780)	(.584)	(.540)
Net asset value, end of period	$ 12.15	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76
Total Return B, C, D	(2.76)%	9.68%	3.71%	8.77%	30.60%	(11.59)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.73%	1.74%	1.74%	1.75%	1.79%
Expenses net of fee waivers, if any	1.74% A	1.73%	1.74%	1.74%	1.75%	1.79%
Expenses net of all reductions	1.74% A	1.73%	1.74%	1.74%	1.75%	1.79%
Net investment income (loss)	2.78% A	3.08%	3.54%	4.26%	5.40%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 2,041	$ 2,238	$ 1,824	$ 1,609	$ 1,336	$ 800
Portfolio turnover rate G	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72
Income from Investment Operations
Net investment income (loss) D	.239	.514	.570	.657	.710	.635
Net realized and unrealized gain (loss)	(.523)	.779	.003	.514	2.361	(1.835)
Total from investment operations	(.284)	1.293	.573	1.171	3.071	(1.200)
Distributions from net investment income	(.224)	(.470)	(.600)	(.611)	(.591)	(.580)
Distributions from net realized gain	(.002)	(.193)	(.283)	(.290)	(.100)	(.070)
Total distributions	(.226)	(.663)	(.883)	(.901)	(.691)	(.650)
Net asset value, end of period	$ 12.33	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87
Total Return B, C	(2.25)%	10.78%	4.66%	9.80%	31.92%	(10.67)%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.75%	.76%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.75% A	.75%	.76%	.76%	.78%	.78%
Expenses net of all reductions	.75% A	.75%	.76%	.76%	.78%	.78%
Net investment income (loss)	3.77% A	4.07%	4.52%	5.23%	6.37%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 2,567	$ 2,759	$ 1,812	$ 1,481	$ 1,156	$ 750
Portfolio turnover rate F	164% A	126%	221%	207%	202%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 467,430
Gross unrealized depreciation	(254,268)
Net unrealized appreciation (depreciation) on securities and other investments	$ 213,162

Tax cost	$ 10,914,126

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation Depreciation)
Interest Rate Risk
Futures Contracts	$ (977)	$ (593)
Purchased Options	1,335	-
Swaps	8,942	(581)
Totals (a)	$ 9,300	$ (1,174)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to the fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

4. Derivative Instruments - continued

Options - continued

(depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,157,334 and $5,331,412, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,775	$ 153
Class T	-%	.25%	1,901	35
Class B	.65%	.25%	842	614
Class C	.75%	.25%	10,994	2,225
			$ 20,512	$ 3,027

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 256
Class T	37
Class B*	141
Class C*	148
$ 582

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,758.14
Class T	1,058.14
Class B	185.20
Class C	1,558.14
Institutional Class	2,197.16
	$ 8,756

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may

Semiannual Report

8. Security Lending - continued

experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $102.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 90,178	$ 184,852
Class T	25,309	53,316
Class B	2,439	6,329
Class C	28,412	56,930
Institutional Class	48,492	86,478
Total	$ 194,830	$ 387,905
From net realized gain
Class A	$ 878	$ 83,442
Class T	246	23,291
Class B	31	3,121
Class C	353	33,426
Institutional Class	432	40,172
Total	$ 1,940	$ 183,452

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	43,562	127,635	$ 550,327	$ 1,591,154
Reinvestment of distributions	5,474	16,767	68,787	210,697
Shares redeemed	(81,331)	(97,467)	(1,022,991)	(1,216,353)
Net increase (decrease)	(32,295)	46,935	$ (403,877)	$ 585,498
Class T
Shares sold	11,603	25,754	$ 146,580	$ 322,003
Reinvestment of distributions	1,704	5,144	21,402	64,574
Shares redeemed	(19,709)	(30,210)	(248,261)	(377,041)
Net increase (decrease)	(6,402)	688	$ (80,279)	$ 9,536
Class B
Shares sold	217	1,036	$ 2,745	$ 12,969
Reinvestment of distributions	151	585	1,909	7,368
Shares redeemed	(2,851)	(5,747)	(36,053)	(71,921)
Net increase (decrease)	(2,483)	(4,126)	$ (31,399)	$ (51,584)
Class C
Shares sold	14,306	46,989	$ 180,429	$ 585,374
Reinvestment of distributions	1,771	5,565	22,197	69,818
Shares redeemed	(25,001)	(27,147)	(313,602)	(338,449)
Net increase (decrease)	(8,924)	25,407	$ (110,976)	$ 316,743
Institutional Class
Shares sold	36,813	108,793	$ 470,441	$ 1,371,632
Reinvestment of distributions	3,027	7,682	38,506	97,784
Shares redeemed	(46,539)	(49,978)	(591,064)	(632,613)
Net increase (decrease)	(6,699)	66,497	$ (82,117)	$ 836,803

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SI-USAN-0813
1.787775.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2013